Quarterly Portfolios of Investments
HARBOR FUNDS
July 31, 2024

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Portfolios of Investments
Harbor Capital Appreciation Fund	1
Harbor Convertible Securities Fund	3
Harbor Core Bond Fund	7
Harbor Core Plus Fund	16
Harbor Disruptive Innovation Fund	23
Harbor Diversified International All Cap Fund	25
Harbor International Fund	30
Harbor International Compounders Fund	34
Harbor International Core Fund	36
Harbor International Growth Fund	42
Harbor International Small Cap Fund	44
Harbor Large Cap Value Fund	46
Harbor Mid Cap Fund	48
Harbor Mid Cap Value Fund	50
Harbor Small Cap Growth Fund	53
Harbor Small Cap Value Fund	55
Notes to Portfolios of Investments	57

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—2.5%
1,959,222	Boeing Co. *	$373,428
2,009,762	General Electric Co.	342,061
		715,489
AUTOMOBILES—2.5%
3,116,331	Tesla, Inc. *	723,207
BIOTECHNOLOGY—1.8%
1,055,826	Vertex Pharmaceuticals, Inc. *	523,394
BROADLINE RETAIL—10.2%
13,124,012	Amazon.com, Inc. *	2,453,928
270,541	MercadoLibre, Inc. (Brazil)*	451,506
		2,905,434
CAPITAL MARKETS—1.4%
358,034	Goldman Sachs Group, Inc.	182,250
494,061	Moody’s Corp.	225,529
		407,779
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.2%
760,176	Costco Wholesale Corp.	624,865
ELECTRICAL EQUIPMENT—1.0%
895,824	Eaton Corp. PLC	273,038
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
1,161,074	Keysight Technologies, Inc. *	162,051
ENTERTAINMENT—4.3%
1,392,745	Netflix, Inc. *	875,131
3,789,640	Walt Disney Co.	355,052
		1,230,183
FINANCIAL SERVICES—5.2%
1,640,166	Mastercard, Inc. Class A	760,561
2,723,100	Visa, Inc. Class A	723,446
		1,484,007
GROUND TRANSPORTATION—1.1%
4,670,033	Uber Technologies, Inc. *	301,077
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
1,267,065	Dexcom, Inc. *	85,932
974,950	Intuitive Surgical, Inc. *	433,473
		519,405
HOTELS, RESTAURANTS & LEISURE—3.4%
2,950,142	Airbnb, Inc. Class A*	411,722
4,745,478	Chipotle Mexican Grill, Inc. *	257,774
696,873	Hilton Worldwide Holdings, Inc.	149,598
673,607	Marriott International, Inc. Class A	153,111
		972,205
INSURANCE—0.8%
1,065,699	Progressive Corp.	228,187
INTERACTIVE MEDIA & SERVICES—9.5%
3,751,856	Alphabet, Inc. Class A	643,593
3,691,267	Alphabet, Inc. Class C	639,143
2,960,553	Meta Platforms, Inc. Class A	1,405,760
		2,688,496

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—1.1%
644,053	MongoDB, Inc. *	$162,533
1,130,873	Snowflake, Inc. Class A*	147,443
		309,976
MEDIA—1.1%
3,540,365	Trade Desk, Inc. Class A*	318,208
PERSONAL CARE PRODUCTS—0.6%
413,393	L’Oreal SA (France)	178,771
PHARMACEUTICALS—7.5%
4,211,516	AstraZeneca PLC ADR (United Kingdom)[1]	333,341
1,456,523	Eli Lilly & Co.	1,171,438
4,679,301	Novo Nordisk AS ADR (Denmark)[1]	620,616
		2,125,395
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—17.9%
3,383,052	Advanced Micro Devices, Inc. *	488,783
1,017,032	Analog Devices, Inc.	235,321
457,941	ASML Holding NV New York Registry Shares (Netherlands)	428,953
8,697,881	Broadcom, Inc.	1,397,576
21,574,598	NVIDIA Corp.	2,524,659
		5,075,292
SOFTWARE—14.5%
627,559	Adobe, Inc. *	346,193
1,254,856	Cadence Design Systems, Inc. *	335,875
859,232	Crowdstrike Holdings, Inc. Class A*	199,308
1,731,238	Datadog, Inc. Class A*	201,585
5,608,257	Microsoft Corp.	2,346,214
474,726	Palo Alto Networks, Inc. *	154,158
488,402	Salesforce, Inc.	126,398
494,288	ServiceNow, Inc. *	402,543
		4,112,274
SPECIALTY RETAIL—2.4%
416,250	Home Depot, Inc.	153,247
275,240	O’Reilly Automotive, Inc. *	310,014
2,055,401	TJX Cos., Inc.	232,301
		695,562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.8%
7,426,774	Apple, Inc.	1,649,338
TEXTILES, APPAREL & LUXURY GOODS—0.6%
571,809	adidas AG (Germany)	143,294
17,985	LVMH Moet Hennessy Louis Vuitton SE (France)	12,686
		155,980
TOTAL COMMON STOCKS (Cost $12,275,960)		28,379,613
TOTAL INVESTMENTS—99.8% (Cost $12,275,960)		28,379,613
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		55,136
TOTAL NET ASSETS—100%		$28,434,749

⬤
1

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investments in adidas AG, L’Oreal SA and LVMH Moet Hennessy Louis Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Convertible Bonds—88.7%
Principal Amount		Value
Air Freight & Logistics—0.4%
$100	Air Transport Services Group, Inc. 3.875%—08/15/2029[1]	$89
Automobiles—1.3%
100	Ford Motor Co. 0.000%—03/15/2026[2]	97
200	Rivian Automotive, Inc. 4.625%—03/15/2029	221
		318
Biotechnology—8.4%
300	Alnylam Pharmaceuticals, Inc. 1.000%—09/15/2027	324
100	Bridgebio Pharma, Inc. 2.250%—02/01/2029	82
200	Esperion Therapeutics, Inc. 4.000%—11/15/2025	191
400	Guardant Health, Inc. 0.000%—11/15/2027[2]	322
300	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	296
100	Insmed, Inc. 0.750%—06/01/2028	228
100	Novavax, Inc. 5.000%—12/15/2027	127
300	Sarepta Therapeutics, Inc. 1.250%—09/15/2027	363
200	Travere Therapeutics, Inc. 2.250%—03/01/2029	141
		2,074
Capital Markets—0.8%
200	New Mountain Finance Corp. 7.500%—10/15/2025	203
Commercial Services & Supplies—6.9%
400	Affirm Holdings, Inc. 0.000%—11/15/2026[2]	340
	Alarm.com Holdings, Inc.
200	0.000%—01/15/2026[2]	184
200	2.250%—06/01/2029[1]	209
		393
300	Block, Inc. 0.250%—11/01/2027	253
300	Marathon Digital Holdings, Inc. 1.000%—12/01/2026	267
200	Shift4 Payments, Inc. 0.500%—08/01/2027	188
200	Tetra Tech, Inc. 2.250%—08/15/2028[1]	243
		1,684
Construction & Engineering—1.4%
100	Fluor Corp. 1.125%—08/15/2029[1]	123
200	Granite Construction, Inc. 3.250%—06/15/2030[1]	221
		344

Convertible Bonds—Continued
Principal Amount		Value
Diversified REITs—2.2%
$100	GEO Corrections Holdings, Inc. 6.500%—02/23/2026	$175
300	Welltower OP LLC 2.750%—05/15/2028[1]	369
		544
Electric Utilities—4.5%
300	CMS Energy Corp. 3.375%—05/01/2028	307
100	Evergy, Inc. 4.500%—12/15/2027[1]	105
100	NRG Energy, Inc. 2.750%—06/01/2048	186
100	Ormat Technologies, Inc. 2.500%—07/15/2027	103
100	PPL Capital Funding, Inc. 2.875%—03/15/2028	100
	Southern Co.
100	3.875%—12/15/2025	106
200	4.500%—06/15/2027[1]	210
		316
		1,117
Electronic Equipment, Instruments & Components—7.1%
	Itron, Inc.
300	0.000%—03/15/2026[2]	309
100	1.375%—07/15/2030[1]	102
		411
	Lumentum Holdings, Inc.
100	0.500%—12/15/2026	93
100	0.500%—06/15/2028	81
		174
100	PAR Technology Corp. 1.500%—10/15/2027	96
300	Parsons Corp. 2.625%—03/01/2029[1]	345
200	Seagate HDD Cayman 3.500%—06/01/2028[1]	272
100	Varonis Systems, Inc. 1.250%—08/15/2025	182
100	Western Digital Corp. 3.000%—11/15/2028[1]	146
100	Zscaler, Inc. 0.125%—07/01/2025	128
		1,754
Energy Equipment & Services—0.4%
200	Sunnova Energy International, Inc. 2.625%—02/15/2028	96
Entertainment—1.8%
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	339
100	Marriott Vacations Worldwide Corp. 3.250%—12/15/2027	92
		431
Equity Real Estate Investment Trusts (REITs)—2.3%
100	HAT Holdings I LLC/HAT Holdings II LLC 3.750%—08/15/2028[1]	132

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Equity Real Estate Investment Trusts (REITs)—Continued
$100	Starwood Property Trust, Inc. 6.750%—07/15/2027	$106
300	Ventas Realty LP 3.750%—06/01/2026	327
		565
Financial Services—4.4%
100	Bread Financial Holdings, Inc. 4.250%—06/15/2028	155
	Coinbase Global, Inc.
300	0.250%—04/01/2030[1]	298
100	0.500%—06/01/2026	103
		401
200	EZCORP, Inc. 3.750%—12/15/2029[1]	230
200	LendingTree, Inc. 0.500%—07/15/2025	187
100	SoFi Technologies, Inc. 1.250%—03/15/2029[1]	102
		1,075
Health Care Providers & Services—5.8%
100	CONMED Corp. 2.250%—06/15/2027	90
200	Exact Sciences Corp. 0.375%—03/15/2027	178
300	Haemonetics Corp. 0.000%—03/01/2026[2]	274
100	Lantheus Holdings, Inc. 2.625%—12/15/2027	150
100	Merit Medical Systems, Inc. 3.000%—02/01/2029[1]	117
100	Natera, Inc. 2.250%—05/01/2027	268
200	Novocure Ltd. 0.000%—11/01/2025[2]	186
100	TransMedics Group, Inc. 1.500%—06/01/2028	170
		1,433
Hotels, Restaurants & Leisure—3.4%
200	Carnival Corp. 5.750%—12/01/2027	303
200	Cheesecake Factory, Inc. 0.375%—06/15/2026	183
100	Freshpet, Inc. 3.000%—04/01/2028	188
200	Shake Shack, Inc. 0.000%—03/01/2028[2]	173
		847
Household Durables—0.5%
100	Meritage Homes Corp. 1.750%—05/15/2028[1]	111
Household Products—0.8%
200	Spectrum Brands, Inc. 3.375%—06/01/2029[1]	195
Interactive Media & Services—4.0%
100	Lyft, Inc. 0.625%—03/01/2029[1]	94

Convertible Bonds—Continued
Principal Amount		Value
Interactive Media & Services—Continued
	Snap, Inc.
$300	0.000%—05/01/2027[2]	$253
400	0.125%—03/01/2028	320
		573
200	Uber Technologies, Inc. 0.875%—12/01/2028[1]	223
100	Upwork, Inc. 0.250%—08/15/2026	90
		980
Internet & Catalog Retail—6.2%
400	Airbnb, Inc. 0.000%—03/15/2026[2]	368
100	Booking Holdings, Inc. 0.750%—05/01/2025	197
	Okta, Inc.
200	0.125%—09/01/2025	190
200	0.375%—06/15/2026	184
		374
100	Palo Alto Networks, Inc. 0.375%—06/01/2025	327
100	Wayfair, Inc. 3.500%—11/15/2028	142
100	Zillow Group, Inc. 2.750%—05/15/2025	103
		1,511
Leisure Products—3.6%
100	Liberty TripAdvisor Holdings, Inc. 0.500%—06/30/2051[1]	93
	NCL Corp. Ltd.
200	1.125%—02/15/2027	187
300	2.500%—02/15/2027	288
		475
100	Royal Caribbean Cruises Ltd. 6.000%—08/15/2025	317
		885
Machinery—1.4%
100	Axon Enterprise, Inc. 0.500%—12/15/2027	141
100	Bloom Energy Corp. 3.000%—06/01/2028	102
100	John Bean Technologies Corp. 0.250%—05/15/2026	92
		335
Media—2.3%
	DISH Network Corp.
400	0.000%—12/15/2025[2]	294
100	3.375%—08/15/2026	61
		355
200	Liberty Media Corp. 2.375%—09/30/2053[1]	219
		574
Metals & Mining—1.8%
100	ATI, Inc. 3.500%—06/15/2025	437

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Pharmaceuticals—1.3%
$100	Collegium Pharmaceutical, Inc. 2.875%—02/15/2029	$124
200	Herbalife Ltd. 4.250%—06/15/2028	196
		320
Semiconductors & Semiconductor Equipment—3.0%
100	Impinj, Inc. 1.125%—05/15/2027	157
200	MKS Instruments, Inc. 1.250%—06/01/2030[1]	212
200	Semtech Corp. 1.625%—11/01/2027	218
	Wolfspeed, Inc.
100	0.250%—02/15/2028	54
200	1.875%—12/01/2029	101
		155
		742
Software—10.2%
100	Altair Engineering, Inc. 1.750%—06/15/2027	134
100	Bentley Systems, Inc. 0.375%—07/01/2027	90
300	Cloudflare, Inc. 0.000%—08/15/2026[2]	276
100	Confluent, Inc. 0.000%—01/15/2027[2]	87
100	Dayforce, Inc. 0.250%—03/15/2026	93
100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[2]	86
100	Envestnet, Inc. 0.750%—08/15/2025	98
200	Guidewire Software, Inc. 1.250%—03/15/2025	270
	MicroStrategy, Inc.
200	0.625%—03/15/2030[1]	252
300	0.875%—03/15/2031[1]	289
		541
300	Pegasystems, Inc. 0.750%—03/01/2025	292
200	Porch Group, Inc. 0.750%—09/15/2026[1]	107
100	Tyler Technologies, Inc. 0.250%—03/15/2026	121
200	Verint Systems, Inc. 0.250%—04/15/2026	188
100	Vertex, Inc. 0.750%—05/01/2029[1]	129
		2,512

Convertible Bonds—Continued
Principal Amount		Value
Specialty Retail—1.4%
$200	Greenbrier Cos., Inc. 2.875%—04/15/2028	$218
100	Guess?, Inc. 3.750%—04/15/2028	121
		339
Wireless Telecommunication Services—1.1%
100	Infinera Corp. 2.500%—03/01/2027	101
100	InterDigital, Inc. 3.500%—06/01/2027	163
		264
Total Convertible Bonds (Cost $20,432)		21,779

Convertible Preferred Stocks—8.1%
Shares
Banks—3.2%
100	Bank of America Corp.—7.250%	120
550	Wells Fargo & Co.—7.500%	661
		781
Chemicals—0.4%
2,000	Albemarle Corp.—7.250%	89
Diversified REITs—1.2%
12,400	RLJ Lodging Trust—1.950%	309
Electric Utilities—1.5%
8,200	NextEra Energy, Inc.—6.926%	362
Financial Services—0.1%
706	AMG Capital Trust II—5.150%	39
Machinery—0.3%
1,300	Chart Industries, Inc.—6.750%	81
Oil, Gas & Consumable Fuels—1.4%
7,200	El Paso Energy Capital Trust I—4.750%	340
Total Convertible Preferred Stocks (Cost $2,026)		2,001
TOTAL INVESTMENTS—96.8% (Cost $22,458)		23,780
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		777
TOTAL NET ASSETS—100.0%		$24,557

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $5,237 or 21% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—13.0%
Principal Amount		Value
$1,932	AIMCO CLO 14 Ltd. Series 2021-14A Cl. A 6.534% (3 Month USD Term SOFR + 1.252%) 04/20/2034[1,2]	$1,935
385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	359
514	American Tower Trust I 5.490%—03/15/2028[1]	523
	AMSR Trust
1,066	Series 2020-SFR2 Cl. A 1.632%—07/17/2037[1]	1,028
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	759
		1,787
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 6.804% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,2]	1,127
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,524
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,539
		4,063
366	BA Credit Card Trust Series 2022-A2 Cl. A2 5.000%—04/15/2028	366
	CIFC Funding Ltd.
939	Series 2015-3A Cl. AR 6.411% (3 Month USD Term SOFR + 1.132%) 04/19/2029[1,2]	940
1,630	Series 2022-1A Cl. A 6.606% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,2]	1,634
262	Series 2018-3A Cl. A 6.641% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	262
1,548	Series 2024-3A Cl. A1 6.813% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	1,548
497	Series 2023-3A Cl. A 6.882% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	500
		4,884
1,286	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,290
	DB Master Finance LLC
2,311	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,150
1,875	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,815
		3,965
291	Discover Card Execution Note Trust Series 2022-A4 Cl. A 5.030%—10/15/2027	291
2,428	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	2,199

Asset-Backed Securities—Continued
Principal Amount		Value
$2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 6.730% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,2]	$2,988
3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.530% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,2]	3,172 [x]
1,575	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	1,580
	FirstKey Homes Trust
341	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	326
360	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	336
		662
	Ford Credit Auto Owner Trust
250	Series 2020-1 Cl. A 2.040%—08/15/2031[1]	246
1,000	Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,024
		1,270
2,200	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	2,204
	GM Financial Consumer Automobile Receivables Trust
288	Series 2022-3 Cl. A4 3.710%—12/16/2027	283
1,204	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,208
		1,491
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2 Cl. A 5.060%—03/15/2031[1]	3,788
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,133
		5,921
	GoldenTree Loan Management U.S. CLO Ltd.
2,047	Series 2017-1A Cl. A1R2 6.564% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,048
650	Series 2021-10A Cl. A 6.644% (3 Month USD Term SOFR + 1.362%) 07/20/2034[1,2]	650
822	Series 2023-17A Cl. A 7.032% (3 Month USD Term SOFR + 1.750%) 07/20/2036[1,2]	827
		3,525
	Home Partners of America Trust
245	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	214
323	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	315
		529
2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	2,020

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	$366
	Navient Private Education Refi Loan Trust
99	Series 2021-A Cl. A 0.840%—05/15/2069[1]	89
223	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	197
		286
	NextGear Floorplan Master Owner Trust
3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,174
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,097
		4,271
	Palmer Square CLO Ltd.
244	Series 2013-2A Cl. A1A3 6.547% (3 Month USD Term SOFR + 1.262%) 10/17/2031[1,2]	244
1,105	Series 2024-1A Cl. A 6.805% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,2]	1,109
360	Series 2020-3A Cl. A1R2 6.972% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	363
		1,716
	Palmer Square Loan Funding Ltd.
164	Series 2021-2A Cl. A1 6.387% (3 Month USD Term SOFR + 1.062%) 05/20/2029[1,2]	164
195	Series 2022-2A Cl. A1 6.571% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	196
		360
	PFS Financing Corp.
232	Series 2022-D Cl. A 4.270%—08/15/2027[1]	230
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,139
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,876
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	529
		5,774
2,062	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,099
	Progress Residential Trust
1,090	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,034
5,933	Series 2024-SFR4 Cl. A 3.100%—07/17/2041[1]	5,448
		6,482
202	Sabey Data Center Issuer LLC Series 2020-1 Cl. A2 3.812%—04/20/2045[1]	199
	SBA Small Business Investment Cos.
4,075	Series 2024-10A Cl. 1 5.035%—03/10/2034	4,151

Asset-Backed Securities—Continued
Principal Amount		Value
$1,510	Series 2023-10A Cl. 1 5.168%—03/10/2033	$1,536
6,670	Series 2023-10B Cl. 1 5.688%—09/10/2033	6,982
		12,669
	SBA Tower Trust
500	1.631%—05/15/2051[1]	461
705	2.593%—10/15/2056[1]	589
1,578	6.599%—11/15/2052[1]	1,618
		2,668
4,727	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	4,778
1,281	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,286
163	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	153
5,085	Subway Funding LLC Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	5,269
	Taco Bell Funding LLC
2,554	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,355
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	543
		2,898
	Tricon Residential Trust
3,070	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	2,982
5,200	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,155
3,097	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	3,095
		11,232
	U.S. Small Business Administration
56	Series 2012-20C Cl. 1 2.510%—03/01/2032	52
96	Series 2017-20H Cl. 1 2.750%—08/01/2037	88
162	Series 2014-20K Cl. 1 2.800%—11/01/2034	151
162	Series 2015-20H Cl. 1 2.820%—08/01/2035	151
140	Series 2017-20J Cl. 1 2.850%—10/01/2037	130
168	Series 2018-20B Cl. 1 3.220%—02/01/2038	157
248	Series 2018-20G Cl. 1 3.540%—07/01/2038	233
379	Series 2022-25E Cl. 1 3.940%—05/01/2047	362
286	Series 2023-25B Cl. 1 4.610%—02/01/2048	284
356	Series 2022-25L Cl. 1 4.710%—12/01/2047	355
1,036	Series 2023-25A Cl. 1 4.910%—01/01/2048	1,049
670	Series 2023-25C Cl. 1 4.930%—03/01/2048	679

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$3,086	Series 2024-25C Cl. 1 4.970%—03/01/2049	$3,133
4,332	Series 2024-25F Cl. 1 5.040%—06/01/2049	4,409
1,265	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,291
3,973	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,055
1,073	Series 2022-25K Cl. 1 5.130%—11/01/2047	1,097
2,590	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,654
2,383	Series 2023-25G Cl. 1 5.180%—07/01/2048	2,447
1,828	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,889
4,445	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,609
513	Series 2023-25I Cl. 1 5.410%—09/01/2048	533
1,184	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,243
		31,051
251	Vantage Data Centers LLC Series 2020-2A Cl. A2 1.992%—09/15/2045[1]	227
1,234	Verizon Master Trust Series 2024-1 Cl. A1A 5.000%—12/20/2028	1,236
	Wendy’s Funding LLC
198	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	175
970	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	831
435	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	421
3,225	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,059
		4,486
Total Asset-Backed Securities (Cost $145,825)		147,657

Collateralized Mortgage Obligations—5.6%

709	Bank Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	678
	Bank5
4,105	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[2]	4,253
1,584	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[2]	1,683
		5,936
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,927
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,607
		8,534
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	349

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$1,462	Series 2024-V5 Cl. A3 5.805%—01/10/2057	$1,507
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[2]	718
		2,574
4,000	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	4,260
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	596
	BX Commercial Mortgage Trust
1,403	Series 2021-VOLT Cl. A 6.143% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,384
3,096	Series 2024-XL5 Cl. A 6.721% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	3,079
234	Series 2023-XL3 Cl. A 7.090% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,2]	235
		4,698
2,699	BX Trust Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,691
1,676	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,603
	COMM Mortgage Trust
387	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	368
161	Series 2014-CR21 Cl. A3 3.528%—12/10/2047	159
2,253	Series 2016-CR28 Cl. A4 3.762%—02/10/2049	2,198
		2,725
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
50	Series 2017-2 Cl. MA 3.000%—08/25/2056	47
100	Series 2018-1 Cl. MA 3.000%—05/25/2057	93
1,018	Series 2018-4 Cl. MA 3.500%—03/25/2058	965
153	Series 2019-2 Cl. MA 3.500%—08/25/2058	145
		1,250
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[2]	3,216
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	523
96	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	82

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	JP Morgan Mortgage Trust
$2,521	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,2]	$2,541
2,842	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	2,866
		5,407
1,875	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Cl. A4 3.227%—10/15/2048	1,847
	Morgan Stanley Bank of America Merrill Lynch Trust
2,518	Series 2016-C29 Cl. A3 3.058%—05/15/2049	2,443
2,300	Series 2015-C22 Cl. A4 3.306%—04/15/2048	2,260
260	Series 2015-C25 Cl. A4 3.372%—10/15/2048	255
600	Series 2015-C26 Cl. A5 3.531%—10/15/2048	585
		5,543
	Morgan Stanley Capital I Trust
2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,436
3,144	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	3,035
		5,471
47	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	41
3,020	Sequoia Mortgage Trust Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	3,046
333	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	314
469	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	459
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,837
380	Series 2015-C31 Cl. A4 3.695%—11/15/2048	372
		2,209
Total Collateralized Mortgage Obligations (Cost $63,233)		63,703

Corporate Bonds & Notes—29.8%

AEROSPACE & DEFENSE—0.4%
361	BAE Systems PLC 3.400%—04/15/2030[1]	335
2,100	L3Harris Technologies, Inc. 5.500%—08/15/2054	2,089
235	Lockheed Martin Corp. 4.700%—05/15/2046	218
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,519
		4,161

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTO COMPONENTS—0.3%
$4,463	Aptiv PLC/Aptiv Corp. 3.250%—03/01/2032	$3,944
AUTOMOBILES—1.5%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	617
6,186	Ford Motor Credit Co. LLC 2.900%—02/16/2028-02/10/2029	5,583
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,044
971	4.300%—04/06/2029	940
2,750	5.750%—02/08/2031	2,815
		4,799
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,769
3,338	4.750%—11/13/2028[1]	3,321
		6,090
		17,089
BANKS—5.8%
	Bank of America Corp.
8,962	2.572%—10/20/2032[3]	7,617
2,322	3.311%—04/22/2042[3]	1,787
		9,404
3,940	Bank of America Corp. MTN 4.948%—07/22/2028[3]	3,951
	Barclays PLC
2,100	5.690%—03/12/2030[3]	2,145
2,335	6.490%—09/13/2029[3]	2,458
		4,603
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,440
	Citigroup, Inc.
171	3.400%—05/01/2026	167
2,359	3.520%—10/27/2028[3]	2,263
3,329	4.412%—03/31/2031[3]	3,237
		5,667
212	HSBC Holdings PLC 7.390%—11/03/2028[3]	227
	ING Groep NV
2,460	5.335%—03/19/2030[3]	2,495
3,000	6.114%—09/11/2034[3]	3,170
		5,665
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[3]	6,201
250	4.493%—03/24/2031[3]	246
3,130	5.336%—01/23/2035[3]	3,181
		9,628
	Lloyds Banking Group PLC
3,125	2.438%—02/05/2026[3]	3,077
1,145	5.679%—01/05/2035[3]	1,173
		4,250
2,425	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[3]	2,443
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	424

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
$2,340	Toronto-Dominion Bank 1.950%—01/12/2027	$2,204
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[3]	5,335
	U.S. Bancorp
3,315	4.839%—02/01/2034[3]	3,216
1,544	5.678%—01/23/2035[3]	1,586
		4,802
448	UBS AG 7.950%—01/09/2025	453
		65,496
CAPITAL MARKETS—2.9%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[3]	310
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	421
173	2.800%—09/30/2050[1]	107
856	3.500%—09/10/2049[1]	623
2,515	6.200%—04/22/2033[1]	2,700
		3,851
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	284
1,490	3.900%—01/25/2028	1,444
		1,728
7,905	Goldman Sachs Group, Inc. 3.800%—03/15/2030	7,537
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	53
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	158
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,487
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,3]	466
2,861	5.033%—01/15/2030[1,3]	2,865
1,695	6.255%—12/07/2034[1,3]	1,792
		5,123
3,710	Morgan Stanley 2.943%—01/21/2033[3]	3,213
	Morgan Stanley MTN
665	3.125%—07/27/2026	644
6,666	3.622%—04/01/2031[3]	6,250
		6,894
500	UBS Group AG 4.125%—04/15/2026[1]	492
		32,846
COMMERCIAL SERVICES & SUPPLIES—0.3%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,500
300	Moody’s Corp. 3.250%—05/20/2050	210
		3,710

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—1.6%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$906	3.000%—10/29/2028	$839
1,662	5.100%—01/19/2029	1,673
		2,512
	Air Lease Corp.
2,905	1.875%—08/15/2026	2,729
875	3.250%—03/01/2025	863
		3,592
2,650	Air Lease Corp. MTN 5.200%—07/15/2031	2,650
2,235	Aviation Capital Group LLC 6.375%—07/15/2030[1]	2,356
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,597
	Capital One Financial Corp.
435	4.927%—05/10/2028[3]	434
813	5.468%—02/01/2029[3]	821
4,397	6.051%—02/01/2035[3]	4,521
		5,776
		18,483
DIVERSIFIED REITS—0.4%
533	Federal Realty OP LP 1.250%—02/15/2026	503
	Healthpeak OP LLC
3,410	1.350%—02/01/2027	3,130
1,475	3.250%—07/15/2026	1,429
		4,559
		5,062
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
240	AT&T, Inc. 2.300%—06/01/2027	225
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,385
162	4.500%—08/10/2033	156
		4,541
		4,766
ELECTRIC UTILITIES—3.2%
	Berkshire Hathaway Energy Co.
5,340	4.450%—01/15/2049	4,501
275	6.125%—04/01/2036	297
		4,798
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,786
	Dominion Energy, Inc.
785	3.375%—04/01/2030	724
1,150	5.250%—08/01/2033	1,153
		1,877
2,306	DTE Energy Co. 4.875%—06/01/2028	2,307
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,714

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Eversource Energy
$1,280	2.900%—10/01/2024-03/01/2027	$1,228
5,295	5.450%—03/01/2028	5,388
		6,616
	Exelon Corp.
3,115	4.450%—04/15/2046	2,661
62	4.700%—04/15/2050	54
243	5.100%—06/15/2045	227
		2,942
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,428
	Northern States Power Co.
158	4.500%—06/01/2052	138
4,085	6.250%—06/01/2036	4,529
		4,667
	Southern Co.
230	3.250%—07/01/2026	224
308	4.250%—07/01/2036	280
		504
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,467
230	Xcel Energy, Inc. 3.400%—06/01/2030	213
		36,319
ENTERTAINMENT—0.3%
4,035	Warnermedia Holdings, Inc. 5.141%—03/15/2052	3,004
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
	Alexandria Real Estate Equities, Inc.
4,565	2.000%—05/18/2032	3,665
266	4.700%—07/01/2030	263
115	4.750%—04/15/2035	109
		4,037
2,645	Simon Property Group LP 5.500%—03/08/2033	2,728
		6,765
FINANCIAL SERVICES—0.9%
	American Express Co.
322	5.043%—05/01/2034[3]	322
2,120	5.098%—02/16/2028[3]	2,132
		2,454
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	158
	PNC Financial Services Group, Inc.
1,160	5.068%—01/24/2034[3]	1,148
2,571	5.354%—12/02/2028[3]	2,611
3,095	5.676%—01/22/2035[3]	3,193
163	6.875%—10/20/2034[3]	181
		7,133
		9,745
HEALTH CARE PROVIDERS & SERVICES—0.7%
853	Cigna Group 3.400%—03/01/2027	826

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	CVS Pass-Through Trust
$155	5.773%—01/10/2033[1]	$157
64	5.880%—01/10/2028	63
816	8.353%—07/10/2031[1]	892
		1,112
425	Elevance Health, Inc. 4.750%—02/15/2033	420
4,642	Health Care Service Corp. A Mutual Legal Reserve Co. 5.200%—06/15/2029[1]	4,707
590	PeaceHealth Obligated Group 1.375%—11/15/2025	561
		7,626
INSURANCE—1.9%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	400
3,680	5.375%—04/05/2034[1]	3,709
		4,109
2,450	Corebridge Global Funding 5.200%—01/12/2029[1]	2,485
325	Equitable Financial Life Global Funding 1.400%—07/07/2025[1]	314
	GA Global Funding Trust
664	1.950%—09/15/2028[1]	595
420	3.850%—04/11/2025[1]	415
3,685	5.500%—01/08/2029[1]	3,750
		4,760
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	526
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	807
160	5.672%—12/01/2052[1]	161
		968
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,673
3,495	4.850%—01/08/2029[1]	3,529
		6,202
1,445	Peachtree Corners Funding Trust 3.976%—02/15/2025[1]	1,428
1,374	Prudential Funding Asia PLC 3.625%—03/24/2032	1,246
		22,038
INTERNET & CATALOG RETAIL—0.2%
2,423	Amazon.com, Inc. 4.100%—04/13/2062	1,997
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,540
MEDIA—1.1%
6,469	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	6,489
360	Comcast Corp. 2.350%—01/15/2027	341

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
	Cox Communications, Inc.
$400	1.800%—10/01/2030[1]	$331
1,495	3.350%—09/15/2026[1]	1,445
3,795	5.700%—06/15/2033[1]	3,863
		5,639
		12,469
MULTI-UTILITIES—0.1%
	PG&E Wildfire Recovery Funding LLC
466	3.594%—06/01/2032	452
276	4.022%—06/01/2033	271
183	4.722%—06/01/2039	179
		902
OIL, GAS & CONSUMABLE FUELS—1.8%
4,735	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	4,956
3,880	Diamondback Energy, Inc. 5.150%—01/30/2030	3,942
4,138	Energy Transfer LP 5.750%—02/15/2033	4,243
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,794
474	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	261
5,563	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	5,411
230	Southern Co. Gas Capital Corp. 1.750%—01/15/2031	190
		20,797
PASSENGER AIRLINES—0.1%
239	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	230
298	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	288
	United Airlines Pass-Through Trust
187	3.100%—01/07/2030	176
745	4.000%—10/11/2027	727
		903
		1,421
PROFESSIONAL SERVICES—0.2%
	Verisk Analytics, Inc.
741	3.625%—05/15/2050	548
1,100	5.750%—04/01/2033	1,157
		1,705
ROAD & RAIL—0.6%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,123
190	6.125%—09/15/2115	200
		1,323
155	Norfolk Southern Corp. 4.837%—10/01/2041	145
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,794
		6,262

Corporate Bonds & Notes—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
	Broadcom, Inc.
$3,574	4.000%—04/15/2029[1]	$3,463
1,042	4.110%—09/15/2028	1,021
		4,484
5,393	Foundry JV Holdco LLC 6.250%—01/25/2035[1]	5,675
	NXP BV/NXP Funding LLC/NXP USA, Inc.
595	2.700%—05/01/2025	583
1,230	3.150%—05/01/2027	1,177
3,185	4.300%—06/18/2029	3,115
		4,875
		15,034
SOFTWARE—0.3%
1,222	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,252
	Oracle Corp.
340	1.650%—03/25/2026	322
2,681	3.950%—03/25/2051	2,038
		2,360
		3,612
SPECIALTY RETAIL—0.9%
	Lowe’s Cos., Inc.
77	3.700%—04/15/2046	58
199	5.000%—04/15/2040	188
697	5.625%—04/15/2053	691
		937
8,492	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	8,679
		9,616
TRADING COMPANIES & DISTRIBUTORS—0.7%
4,590	Ferguson Finance PLC 3.250%—06/02/2030[1]	4,206
3,999	GATX Corp. 6.050%—06/05/2054	4,124
		8,330
WATER UTILITIES—0.0%
238	Aquarion Co. 4.000%—08/15/2024[1]	238
WIRELESS TELECOMMUNICATION SERVICES—1.1%
	Rogers Communications, Inc.
3,260	3.200%—03/15/2027	3,132
2,441	3.800%—03/15/2032	2,234
257	5.450%—10/01/2043	250
		5,616
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,138
3,238	5.150%—04/15/2034	3,263
		6,401
		12,017
Total Corporate Bonds & Notes (Cost $334,971)		337,994

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—23.1%
Principal Amount		Value
	Federal Home Loan Mortgage Corp.
$206	2.000%—06/01/2050	$170
33,648	2.500%—04/01/2036-05/01/2052	28,992
20,900	3.000%—01/01/2033-08/01/2050	18,949
12,062	3.500%—09/01/2033-04/01/2050	11,435
9,572	4.000%—12/01/2037-10/01/2047	9,174
11,091	4.500%—03/01/2049-05/01/2053	10,823
7,016	5.000%—10/01/2052-11/01/2053	6,946
27,503	5.500%—12/01/2052-03/01/2054	27,858
107	6.309% (USD IBOR Consumer Cash Fallback 12-month + 1.596%) 06/01/2047[2]	111
		114,458
	Federal National Mortgage Association
8,808	2.000%—08/01/2050-02/01/2052	7,207
43,088	2.500%—01/01/2032-04/01/2052	37,322
15,241	3.000%—02/01/2034-12/01/2051	13,852
16,943	3.500%—05/01/2037-05/01/2052	15,678
17,485	4.000%—03/01/2038-07/01/2052	16,756
15,994	4.500%—05/01/2046-10/01/2052	15,668
18,644	5.000%—06/01/2050-08/01/2053	18,588
8,624	5.500%—11/01/2052-10/01/2053	8,695
117	7.447% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.294%) 12/01/2036[2]	121
		133,887
4,224	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	4,176
	Government National Mortgage Association
8,676	2.500%—01/20/2051-09/20/2051	7,469
344	4.000%—09/20/2041-09/15/2046	332
745	4.500%—01/15/2042-08/20/2047	733
		8,534
Total Mortgage Pass-Through (Cost $259,910)		261,055

Municipal Bonds—0.4%

145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	153

Municipal Bonds—Continued
Principal Amount		Value
$83	Michigan State University 4.165%—08/15/2122	$67
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	418
495	New York State Urban Development Corp. 5.770%—03/15/2039	511
520	Sales Tax Securitization Corp. 4.637%—01/01/2040	501
300	State of California 7.500%—04/01/2034	355
2,262	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,299
Total Municipal Bonds (Cost $4,381)		4,304

U.S. Government Obligations—26.6%

	U.S. Treasury Bonds
3,878	4.125%—08/15/2053	3,731
60,778	4.250%—02/15/2054	59,786
37,850	4.375%—08/15/2043	37,677
63,462	4.500%—02/15/2044	64,116
		165,310
5,442	U.S. Treasury Inflation-Indexed Notes[5] 0.125%—01/15/2030	4,985
	U.S. Treasury Notes
23,963	4.000%—01/31/2029-02/15/2034	23,922
53,263	4.250%—01/31/2026	53,098
127	4.500%—04/15/2027	128
43,861	4.625%—04/30/2029	45,157
8,743	4.875%—04/30/2026	8,817
		131,122
Total U.S. Government Obligations (Cost $297,095)		301,417
TOTAL INVESTMENTS—98.5% (Cost $1,105,415)		1,116,130
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		16,598
TOTAL NET ASSETS—100.0%		$1,132,728

FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investment in Elmwood CLO 31 Ltd. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Asset Backed Securities	$—	$—	$—	$—	$—	$—	$3,172	$—	$3,172	$—

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Asset-Backed Securities
Elmwood CLO 31 Ltd.	$3,172	Market Approach	Purchase Price	$100.00

x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $215,279 or 19% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
5
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
CLO
Collateralized Loan Obligation
MTN
Medium Term Loan
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—14.4%
Principal Amount		Value
$2,910	Air Canada Pass-Through Trust Series 2017-1 Cl. AA 3.300%—07/15/2031[1]	$2,703
3,582	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	3,343
1,297	American Airlines Pass-Through Trust Series 2015-2 Cl. AA 3.600%—03/22/2029	1,247
1,505	AMMC CLO XII Ltd. Series 2013-12A Cl. AR2 6.537% (3 Month USD Term SOFR + 1.212%) 11/10/2030[1,2]	1,506
5,305	AMSR Trust Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1]	5,137
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 6.755% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,2]	2,946
731	Apidos CLO XXVI Ltd. Series 2017-26A Cl. A1AR 6.441% (3 Month USD Term SOFR + 1.162%) 07/18/2029[1,2]	733
3,554	ARES LII CLO Ltd. Series 2019-52A Cl. A1R 6.594% (3 Month USD Term SOFR + 1.312%) 04/22/2031[1,2]	3,560
4,905	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	4,991
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 6.882% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	6,014
4,439	Citizens Auto Receivables Trust Series 2023-2 Cl. A3 5.830%—02/15/2028[1]	4,492
2,228	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	1,999
1,313	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	1,189
7,106	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,626
3,941	GMF Floorplan Owner Revolving Trust Series 2023-2 Cl. A 5.340%—06/15/2030[1]	4,039
	GoldenTree Loan Management U.S. CLO Ltd.
2,853	Series 2017-1A Cl. A1R2 6.564% (3 Month USD Term SOFR + 1.282%) 04/20/2034[1,2]	2,854
2,882	Series 2024-20A Cl. A 6.783% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,2]	2,882
		5,736
1,921	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	1,870

Asset-Backed Securities—Continued
Principal Amount		Value
$248	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 6.514% (1 Month USD Term SOFR + 1.164%) 06/25/2035[2]	$258
3,469	JetBlue Pass-Through Trust Series 2020-1 Cl. A 4.000%—05/15/2034	3,292
614	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.334%—05/25/2035[3]	403
2,687	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 5.644% (1 Month USD Term SOFR + 0.294%) 05/25/2037[2]	2,383
2,790	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 6.972% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	2,813
1,256	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 6.363% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,2]	1,257
2,863	PFS Financing Corp. Series 2023-B Cl. A 5.270%—05/15/2028[1]	2,880
	Planet Fitness Master Issuer LLC
4,279	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	4,073
800	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	752
1,978	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,013
		6,838
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,112
3,386	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	3,045
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,585
2,574	Store Master Funding Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,620
2,912	Subway Funding LLC Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,988
6,878	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,341
5,172	Tricon Residential Trust Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,191
	U.S. Small Business Administration
4,813	Series 2023-25E Cl. 1 4.620%—05/01/2048	4,782
4,795	Series 2023-25F Cl. 1 4.930%—06/01/2048	4,857
4,106	Series 2024-25F Cl. 1 5.040%—06/01/2049	4,179
4,876	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,976
2,342	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,400

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$2,620	Series 2023-25G Cl. 1 5.180%—07/01/2048	$2,691
2,861	Series 2023-25K Cl. 1 5.710%—11/01/2048	3,004
441	Series 2009-20A Cl. 1 5.720%—01/01/2029	436
1,836	Series 2023-25J Cl. 1 5.820%—10/01/2048	1,941
759	Series 2008-20H Cl. 1 6.020%—08/01/2028	766
		30,032
1,050	United Airlines Pass-Through Trust Series 2019-2 Cl. AA 2.700%—11/01/2033	921
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,404
6,788	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,004
Total Asset-Backed Securities (Cost $152,234)		151,498

Collateralized Mortgage Obligations—8.4%

3,162	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,3]	2,917
399	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 6.589% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	396
6,499	Banc of America Alternative Loan Trust Series 2006-7 Cl. A3 5.913%—10/25/2036[2]	1,949
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[2]	5,220
116	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.504%—03/26/2037[1,3]	114
	Bear Stearns ARM Trust
7	Series 2000-2 Cl. A1 5.036%—11/25/2030[2]	6
122	Series 2004-1 Cl. 12A5 5.197%—04/25/2034[2]	108
		114
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	5,100
	BX Commercial Mortgage Trust
1,429	Series 2021-VOLT Cl. A 6.143% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,410
3,127	Series 2022-LP2 Cl. A 6.342% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,2]	3,091
		4,501

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BX Trust
$2,842	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	$2,834
4,719	Series 2024-BIO Cl. A 6.971% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	4,695
		7,529
3,390	Citigroup Commercial Mortgage Trust Series 2015-GC27 Cl. A5 3.137%—02/10/2048	3,366
	Countrywide Alternative Loan Trust
1,170	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	783
1,529	Series 2006-6CB Cl. 1A2 5.500% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	1,177
		1,960
70	Countrywide Asset-Backed Certificates Trust Series 2006-2 Cl. M1 6.064% (1 Month USD Term SOFR + 0.714%) 06/25/2036[2]	69
183	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	132
1,717	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	1,624
2,326	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 5.764% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	2,036
752	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 6.093% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[2]	625
1,731	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	1,748
109	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.433%—02/25/2036[2]	103
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—
3,888	GS Mortgage Securities Trust Series 2015-GC30 Cl. A3 3.119%—05/10/2050	3,823
4,772	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	4,792
2,718	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 5.864% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	2,258
173	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.548%—05/25/2035[2]	125
1	IndyMac ARM Trust Series 2001-H2 Cl. A2 5.545%—01/25/2032[2]	1
	JP Morgan Mortgage Trust
2,686	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	2,459

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$826	Series 2006-A6 Cl. 1A4L 4.381%—10/25/2036[2]	$600
15	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	15
4,181	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	4,167
		7,241
3,161	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 7.240% (1 Month USD Term SOFR + 1.890%) 08/15/2029[1,2]	3,162
416	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	145
1,798	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,717
1,712	OBX Trust Series 2018-1 Cl. A2 6.114% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,2]	1,668
1,065	Saxon Asset Securities Trust Series 2006-3 Cl. A3 5.804% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	1,031
	Sequoia Mortgage Trust
4,362	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	4,268
3,823	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,2]	3,759
		8,027
179	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.733%—01/25/2037[2]	120
24	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.532%—04/25/2035[2]	23
3,876	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	3,743
2,311	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,181
	WaMu Mortgage Pass-Through Certificates Trust
1,370	Series 2006-AR8 Cl. 1A4 4.601%—08/25/2046[2]	1,200
59	Series 2005-AR13 Cl. A1A1 6.044% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	57
		1,257
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	6,922
Total Collateralized Mortgage Obligations (Cost $90,690)		87,739

Corporate Bonds & Notes—27.6%

AUTO COMPONENTS—0.6%
5,000	Aptiv PLC/Aptiv Corp. 4.150%—05/01/2052	3,807

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTO COMPONENTS—Continued
$1,980	ZF North America Capital, Inc. 6.875%—04/14/2028[1]	$2,031
		5,838
AUTOMOBILES—0.6%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,807
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,415
		6,222
BANKS—2.2%
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,826
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,130
2,850	HSBC Holdings PLC 7.390%—11/03/2028[4]	3,050
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,724
	Truist Financial Corp. MTN
3,001	6.123%—10/28/2033[4]	3,145
2,592	7.161%—10/30/2029[4]	2,793
		5,938
		22,668
CAPITAL MARKETS—3.4%
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	4,106
	Blue Owl Credit Income Corp.
5,700	4.700%—02/08/2027	5,520
490	6.600%—09/15/2029[1]	494
		6,014
3,527	Blue Owl Finance LLC 6.250%—04/18/2034[1]	3,632
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,442
780	Golub Capital BDC, Inc. 7.050%—12/05/2028	810
1,397	HPS Corporate Lending Fund 6.750%—01/30/2029[1]	1,435
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,277
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,949
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,577
1,893	Oaktree Strategic Credit Fund 8.400%—11/14/2028[1]	2,042
3,000	Sixth Street Lending Partners 6.500%—03/11/2029[1]	3,043
		35,327
COMMERCIAL SERVICES & SUPPLIES—0.8%
4,851	Element Fleet Management Corp. 6.271%—06/26/2026[1]	4,942
3,519	Triton Container International Ltd. 2.050%—04/15/2026[1]	3,319
		8,261

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—2.8%
$6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	$5,703
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	665
5,300	Aviation Capital Group LLC 4.125%—08/01/2025[1]	5,222
3,070	Cantor Fitzgerald LP 7.200%—12/12/2028[1]	3,231
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	4,908
4,000	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	3,749
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,150
3,842	Jane Street Group/JSG Finance, Inc. 7.125%—04/30/2031[1]	3,988
		29,616
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	2,107
ELECTRIC UTILITIES—2.0%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,508
1,647	4.750%—06/01/2050[4]	1,527
		5,035
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,385
3,073	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	3,213
	Exelon Corp.
3,100	4.050%—04/15/2030	2,985
1,500	5.625%—06/15/2035	1,550
		4,535
916	National Rural Utilities Cooperative Finance Corp. 8.427% (3 Month USD Term SOFR + 3.172%) 04/30/2043[2]	917
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,995
		21,080
ELECTRICAL EQUIPMENT—0.9%
9,269	TD SYNNEX Corp. 6.100%—04/12/2034	9,541
ENTERTAINMENT—0.5%
3,748	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,903
2,000	Warnermedia Holdings, Inc. 5.141%—03/15/2052	1,489
		5,392
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.5%
1,400	Agree LP 2.900%—10/01/2030	1,236
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,885
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,151

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
	EPR Properties
$4,005	4.500%—06/01/2027	$3,904
600	4.950%—04/15/2028	588
		4,492
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,203
3,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	3,073
4,700	Realty Income Corp. 3.400%—01/15/2030	4,387
1,947	VICI Properties LP 5.750%—04/01/2034	1,978
		26,405
FINANCIAL SERVICES—1.3%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,329
	Macquarie Airfinance Holdings Ltd.
982	6.400%—03/26/2029[1]	1,009
1,274	8.125%—03/30/2029[1]	1,349
		2,358
1,815	Navient Corp. 4.875%—03/15/2028	1,696
	PNC Financial Services Group, Inc.
2,637	6.615%—10/20/2027[4]	2,731
2,846	6.875%—10/20/2034[4]	3,169
		5,900
		13,283
HEALTH CARE PROVIDERS & SERVICES—0.9%
	CVS Pass-Through Trust
324	6.943%—01/10/2030	334
3,965	7.507%—01/10/2032[1]	4,177
		4,511
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,387
		8,898
INDUSTRIAL CONGLOMERATES—0.7%
4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	4,547
3,800	Textron, Inc. 2.450%—03/15/2031	3,253
		7,800
INSURANCE—0.9%
3,459	GA Global Funding Trust 1.950%—09/15/2028[1]	3,100
	Global Atlantic Fin Co.
1,000	6.750%—03/15/2054[1]	1,010
1,687	7.950%—06/15/2033[1]	1,888
		2,898
	SBL Holdings, Inc.
3,026	5.000%—02/18/2031[1]	2,704
428	5.125%—11/13/2026[1]	418
		3,122
		9,120

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—0.2%
$2,383	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	$2,455
MEDIA—0.2%
2,400	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	2,407
METALS & MINING—0.5%
5,267	Anglo American Capital PLC 3.875%—03/16/2029[1]	5,035
OIL, GAS & CONSUMABLE FUELS—1.7%
3,209	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	3,358
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	2,989
2,347	Energy Transfer LP 8.527% (3 Month USD Term SOFR + 3.279%) 11/01/2066[2]	2,272
1,932	New Fortress Energy, Inc. 6.750%—09/15/2025[1]	1,901
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,192
3,035	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	3,068
		17,780
PHARMACEUTICALS—0.3%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,082
PROFESSIONAL SERVICES—0.2%
1,642	KBR, Inc. 4.750%—09/30/2028[1]	1,563
ROAD & RAIL—0.7%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	3,050
4,077	Ryder System, Inc. MTN 5.250%—06/01/2028	4,144
		7,194
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
3,827	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	4,004
1,230	KLA Corp. 5.650%—11/01/2034	1,312
4,600	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%—06/18/2026	4,518
		9,834
SOFTWARE—0.8%
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,256
3,500	Oracle Corp. 3.600%—04/01/2040	2,771
3,600	VMware LLC 4.650%—05/15/2027	3,584
		8,611

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—0.9%
	Group 1 Automotive, Inc.
$2,900	4.000%—08/15/2028[1]	$2,705
693	6.375%—01/15/2030[1]	701
		3,406
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,687
3,612	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	3,470
		9,563
TRADING COMPANIES & DISTRIBUTORS—0.8%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,645
3,875	LKQ Corp. 5.750%—06/15/2028	3,966
		8,611
WIRELESS TELECOMMUNICATION SERVICES—0.1%
1,118	American Tower Corp. 3.650%—03/15/2027	1,085
Total Corporate Bonds & Notes (Cost $293,409)		288,778

Mortgage Pass-Through—25.7%

	Federal Home Loan Mortgage Corp.
40,354	2.500%—07/01/2050-05/01/2052	34,338
10,831	3.000%—02/01/2033-12/01/2046	10,047
174	3.500%—01/01/2026-02/01/2035	168
11,278	4.000%—03/01/2025-11/01/2048	10,813
145	4.500%—12/01/2040-09/01/2041	145
3,732	5.000%—05/01/2054	3,709
10,170	5.500%—02/01/2038-06/01/2054	10,254
1,158	6.000%—01/01/2029-05/01/2040	1,196
3	6.306% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[2]	3
		70,673
	Federal Home Loan Mortgage Corp. REMICS
3,389	Series 4628 Cl. CI 3.000%—05/15/2035	272
3,948	Series 4118 4.000%—10/15/2042	615
2,204	Series 4989 Cl. FA 5.789% (30 day USD SOFR Average + 0.464%)— 08/15/2040-10/15/2040[2]	2,230
—	Series 2266 Cl. F 5.902% (30 day USD SOFR Average + 0.564%) 11/15/2030[2]	—
		3,117
4,949	Federal Home Loan Mortgage Corp. STRIPS Series 304 Cl. C45 3.000%—12/15/2027	163

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
$8	Series E3 Cl. A 4.727%—08/15/2032[2]	$7
38	Series T-63 Cl. 1A1 6.373% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[2]	36
		43
	Federal National Mortgage Association
3,608	2.000%—02/01/2051	2,926
38,750	2.500%—04/01/2035-04/01/2052	33,752
29,701	3.000%—11/01/2025-12/01/2050	26,652
18,393	3.500%—12/01/2025-01/01/2051	16,990
35,447	4.000%—02/01/2025-07/01/2051	34,111
25,026	4.500%—08/01/2024-12/01/2050	24,548
3,844	5.000%—10/01/2031-08/01/2053	3,840
12,701	5.500%—01/01/2025-10/01/2053	12,880
2,771	6.000%—06/01/2027-06/01/2040	2,856
48	6.553% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[2]	47
231	7.159% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[2]	233
13	7.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[2]	13
152	7.563% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[2]	158
		159,006
	Federal National Mortgage Association Interest STRIPS
16,378	Series 435 Cl. C1 1.500%—03/25/2037	892
13,235	Series 427 Cl. C56 2.000%—03/25/2036	918
4,820	Series 407 Cl. 7 5.000%—03/25/2041	1,019
		2,829
	Federal National Mortgage Association REMICS
4,835	Series 2021-67 Cl. AI 0.000%—10/25/2051[2,5]	126
7,847	Series 2017-70 Cl. AS 0.871%—09/25/2057[2]	357
4,344	Series 2011-98 Cl. ZL 3.500%—10/25/2041	4,110
2,597	Series 2016-102 Cl. JI 3.500%—02/25/2046	132
6,307	Series 2020-27 Cl. IM 3.500%—05/25/2035	517
6,313	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,305
3,032	Series 2020-91 Cl. KI 4.000%—11/25/2043	441
157	Series 2003-25 Cl. KP 5.000%—04/25/2033	155
2,207	Series 2015-30 Cl. EI 5.000%—05/25/2045	327
1,490	Series 2016-33 Cl. NI 5.000%—07/25/2034	224
3,703	Series 2018-36 Cl. IO 5.000%—06/25/2048	575
7,576	Series 2019-49 Cl. IA 5.000%—05/25/2047	1,175

Mortgage Pass-Through—Continued
Principal Amount		Value
$1,258	Series 2015-38 Cl. DF 5.749% (30 day USD SOFR Average + 0.424%) 06/25/2055[2]	$1,238
1,803	Series 2011-59 Cl. YI 6.000%—07/25/2041	274
17	Series 2006-5 Cl. 3A2 6.122%—05/25/2035[2]	17
		10,973
80	Federal National Mortgage Association REMICS Trust Series 2003-W1 Cl. 1A1 4.781%—12/25/2042[2]	79
	Government National Mortgage Association
517	3.000%—11/15/2049	462
8	3.625% (USD IBOR Consumer Cash Fallback 12-month + 1.500%) 07/20/2027[2]	8
21	3.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 10/20/2025-11/20/2029[2]	21
3,782	4.000%—09/15/2049-03/15/2050	3,637
—	4.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 09/20/2024-10/20/2025[2]	—
1,064	4.500%—02/20/2049	1,044
85	4.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 01/20/2025-02/20/2032[2]	85
15,527	5.000%—08/15/2033-06/15/2050	15,721
		20,978
	Government National Mortgage Association REMICS
3,064	Series 2010-47 Cl. SK 1.140% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	119
3,018	Series 2007-41 Cl. SM 1.240% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	253
4,116	Series 2020-4 Cl. DI 4.000%—03/20/2041	561
3,849	Series 2014-2 Cl. IC 5.000%—01/16/2044	705
534	Series 2015-180 Cl. CI 5.000%—12/16/2045	80
627	Series 2017-163 Cl. IE 5.500%—02/20/2039	108
292	Series 2016-136 Cl. IA 6.000%—10/20/2038	36
		1,862
Total Mortgage Pass-Through (Cost $290,435)		269,723

U.S. Government Obligations—22.9%

	U.S. Treasury Bonds
63,321	1.750%—08/15/2041	43,411
29,777	2.000%—08/15/2051	18,484
9,447	2.250%—02/15/2052	6,226
7,730	2.375%—02/15/2042	5,826
7,428	3.000%—08/15/2052	5,775
19,242	3.375%—08/15/2042	16,787
16,561	3.625%—05/15/2053	14,558
13,772	3.875%—05/15/2043	12,820

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$8,726	4.125%—08/15/2053	$8,394
6,332	4.250%—02/15/2054	6,229
4,697	4.375%—08/15/2043	4,675
10,670	4.500%—02/15/2044	10,780
		153,965
	U.S. Treasury Notes
2,551	3.875%—08/15/2033	2,518
46,795	4.000%—01/31/2029-02/15/2034	46,764
35,336	4.625%—04/30/2029	36,380
		85,662
Total U.S. Government Obligations (Cost $269,529)		239,627
TOTAL INVESTMENTS—99.0% (Cost $1,096,297)		1,037,365
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		10,493
TOTAL NET ASSETS—100.0%		$1,047,858

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $287,927 or 27% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of July 31, 2024.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Loan
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.5%
Shares		Value
BANKS—0.6%
32,885	NU Holdings Ltd. Class A (Brazil)*	$399
BIOTECHNOLOGY—5.0%
9,874	Ascendis Pharma AS ADR (Denmark)*,1	1,318
8,104	Legend Biotech Corp. ADR*,1	457
143,270	Magenta Therapeutics, Inc. - CVR *	— [x]
7,837	Moderna, Inc. *	934
18,206	Rocket Pharmaceuticals, Inc. *	441
2,761	Soleno Therapeutics, Inc. *	133
2,183	Vaxcyte, Inc. *	172
		3,455
BROADLINE RETAIL—6.1%
10,799	Amazon.com, Inc. *	2,019
7,172	Global-e Online Ltd. (Israel)*	246
1,201	MercadoLibre, Inc. (Brazil)*	2,005
		4,270
CHEMICALS—2.9%
4,415	Linde PLC	2,002
ELECTRICAL EQUIPMENT—0.8%
1,472	GE Vernova, Inc. *	263
789	Hubbell, Inc.	312
		575
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
21,312	Cognex Corp.	1,058
ENTERTAINMENT—1.8%
825	Netflix, Inc. *	518
5,759	Roku, Inc. *	335
6,360	Sea Ltd. ADR (Singapore)*,1	418
		1,271
FINANCIAL SERVICES—6.4%
860	Adyen NV (Netherlands)*,2	1,052
6,251	Block, Inc. *	387
11,918	Fiserv, Inc. *	1,949
39,803	Toast, Inc. Class A*	1,041
		4,429
GROUND TRANSPORTATION—0.4%
648	Saia, Inc. *	271
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
3,416	Dexcom, Inc. *	232
1,411	Insulet Corp. *	274
		506
HOTELS, RESTAURANTS & LEISURE—4.0%
19,900	Chipotle Mexican Grill, Inc. *	1,081
12,099	DoorDash, Inc. Class A*	1,339
9,624	DraftKings, Inc. Class A*	356
		2,776
INSURANCE—3.1%
10,225	Progressive Corp.	2,189
INTERACTIVE MEDIA & SERVICES—7.8%
8,926	Alphabet, Inc. Class A	1,531
15,071	Alphabet, Inc. Class C	2,610
2,645	Meta Platforms, Inc. Class A	1,256
		5,397

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—5.3%
10,092	Cloudflare, Inc. Class A*	$782
1,719	MongoDB, Inc. *	434
5,399	Okta, Inc. *	507
26,405	Shopify, Inc. Class A (Canada)*	1,616
2,697	Snowflake, Inc. Class A*	352
		3,691
LIFE SCIENCES TOOLS & SERVICES—5.0%
8,000	Danaher Corp.	2,217
1,844	ICON PLC *	606
1,672	Medpace Holdings, Inc. *	639
		3,462
MACHINERY—1.2%
5,079	Chart Industries, Inc. *	818
PHARMACEUTICALS—0.6%
536	Eli Lilly & Co.	431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—19.0%
7,735	Advanced Micro Devices, Inc. *	1,117
2,821	Applied Materials, Inc.	599
2,221	ASML Holding NV (Netherlands)	2,068
3,417	Lam Research Corp.	3,148
10,059	Lattice Semiconductor Corp. *	533
3,943	MACOM Technology Solutions Holdings, Inc. *	398
23,156	NVIDIA Corp.	2,710
3,121	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	517
10,557	Texas Instruments, Inc.	2,152
		13,242
SOFTWARE—23.5%
5,262	Atlassian Corp. Class A*	929
9,554	Bentley Systems, Inc. Class B	466
6,905	Cadence Design Systems, Inc. *	1,848
43,109	CCC Intelligent Solutions Holdings, Inc. *	442
7,106	Datadog, Inc. Class A*	827
9,172	Dynatrace, Inc. *	403
1,263	HubSpot, Inc. *	628
3,621	Microsoft Corp.	1,515
2,384	Monday.com Ltd. *	548
1,628	Palo Alto Networks, Inc. *	529
18,713	Procore Technologies, Inc. *	1,329
2,728	Salesforce, Inc.	706
33,568	Samsara, Inc. Class A*	1,285
2,895	SAP SE ADR (Germany)[1]	612
24,689	SentinelOne, Inc. Class A*	565
3,310	ServiceNow, Inc. *	2,696
11,461	Smartsheet, Inc. Class A*	550
2,613	Zscaler, Inc. *	469
		16,347
TRADING COMPANIES & DISTRIBUTORS—2.8%
2,623	United Rentals, Inc.	1,986
TOTAL COMMON STOCKS (Cost $51,393)		68,575
TOTAL INVESTMENTS—98.5% (Cost $51,393)		68,575
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		1,035
TOTAL NET ASSETS—100%		$69,610

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2024, the investment in Magenta Therapeutics, Inc.- CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3, the investments in Adyen NV and ASML Holding NV (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR*	$—	Market Approach	Estimated Recovery Value	$0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $1,052 or 2% of net assets.
CVR
Contingent Value Right
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.6%
379,207	BAE Systems PLC (United Kingdom)	$6,325
1,642,459	Rolls-Royce Holdings PLC (United Kingdom)*	9,510
		15,835
AUTOMOBILE COMPONENTS—0.6%
103,500	Bridgestone Corp. (Japan)	4,220
368,449	Johnson Electric Holdings Ltd. (Hong Kong)	510
31,842	Magna International, Inc. (Canada)	1,413
		6,143
AUTOMOBILES—0.4%
40,754	Bayerische Motoren Werke AG (Germany)	3,780
BANKS—13.2%
20,689,800	Bank Central Asia Tbk. PT (Indonesia)	13,101
458,643	Bank of Ireland Group PLC (Ireland)	5,194
67,259	Bank of Nova Scotia (Canada)	3,141
2,719,965	Barclays PLC (United Kingdom)	8,133
1,282,974	CaixaBank SA (Spain)	7,483
58,015	Capitec Bank Holdings Ltd. (South Africa)	9,048
106,299	Close Brothers Group PLC (United Kingdom)	699
181,861	DBS Group Holdings Ltd. (Singapore)	4,984
278,204	DNB Bank ASA (Norway)	5,748
901,600	Grupo Financiero Banorte SAB de CV Class O (Mexico)	6,771
702,357	HDFC Bank Ltd. (India)	13,591
4,931,134	Lloyds Banking Group PLC (United Kingdom)	3,767
308,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,560
958,800	Resona Holdings, Inc. (Japan)	6,875
261,344	Shinhan Financial Group Co. Ltd. (South Korea)	11,494
693,430	Standard Chartered PLC (United Kingdom)	6,850
269,900	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	6,822
300,693	Svenska Handelsbanken AB Class A (Sweden)	3,035
250,511	UniCredit SpA (Italy)	10,290
		130,586
BEVERAGES—3.5%
724,300	Arca Continental SAB de CV (Mexico)	7,136
114,600	Asahi Group Holdings Ltd. (Japan)	4,219
48,294	Carlsberg AS Class B (Denmark)	5,832
29,824	Coca-Cola Europacific Partners PLC (United States)	2,200
368,522	Davide Campari-Milano NV (Italy)	3,324
223,428	Diageo PLC (United Kingdom)	6,952
344,900	Kirin Holdings Co. Ltd. (Japan)	4,876
		34,539
BIOTECHNOLOGY—0.5%
23,376	CSL Ltd. (Australia)	4,744
BROADLINE RETAIL—1.2%
31,189	Naspers Ltd. Class N (South Africa)	6,035
23,400	Seria Co. Ltd. (Japan)	547
385,781	Vipshop Holdings Ltd. ADR (China)[1]	5,262
		11,844
BUILDING PRODUCTS—1.2%
195,992	Assa Abloy AB Class B (Sweden)	5,969
9,683	Geberit AG (Switzerland)	6,165
		12,134
CAPITAL MARKETS—3.3%
374,824	3i Group PLC (United Kingdom)	15,079
2,463,700	B3 SA - Brasil Bolsa Balcao (Brazil)	4,726
30,035	Brookfield Asset Management Ltd. Class A (Canada)	1,311
120,872	Brookfield Corp. (Canada)	5,894
60,950	IG Group Holdings PLC (United Kingdom)	736
394,170	Jupiter Fund Management PLC (United Kingdom)	446
590,200	Nomura Holdings, Inc. (Japan)	3,639

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
53,303	Rathbones Group PLC (United Kingdom)	$1,320
		33,151
CHEMICALS—0.3%
130,600	Air Water, Inc. (Japan)	1,919
42,100	Sumitomo Bakelite Co. Ltd. (Japan)	1,185
		3,104
COMMERCIAL SERVICES & SUPPLIES—0.9%
28,979	Befesa SA (Germany)[2]	900
49,100	Daiei Kankyo Co. Ltd. (Japan)	939
96,552	Elis SA (France)	2,233
27,300	Secom Co. Ltd. (Japan)	1,743
1,179,748	Serco Group PLC (United Kingdom)	2,899
		8,714
CONSTRUCTION & ENGINEERING—1.2%
102,013	AtkinsRealis Group, Inc. (Canada)	4,395
64,800	INFRONEER Holdings, Inc. (Japan)	562
51,200	Kinden Corp. (Japan)	1,080
268,200	Obayashi Corp. (Japan)	3,521
45,600	Penta-Ocean Construction Co. Ltd. (Japan)	202
48,355	Taisei Corp. (Japan)	2,054
		11,814
CONSTRUCTION MATERIALS—1.7%
696,765	Cemex SAB de CV ADR (Mexico)[1]	4,473
41,508	Holcim AG (Switzerland)	3,879
126,100	Taiheiyo Cement Corp. (Japan)	3,444
144,941	Wienerberger AG (Austria)	5,141
		16,937
CONSUMER FINANCE—0.1%
280,782	International Personal Finance PLC (United Kingdom)	557
155,711	Vanquis Banking Group PLC (United Kingdom)	110
		667
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.5%
73,117	Alimentation Couche-Tard, Inc. (Canada)	4,507
281,173	Bid Corp. Ltd. (South Africa)	7,005
126,485	Koninklijke Ahold Delhaize NV (Netherlands)	4,075
43,449	Loblaw Cos. Ltd. (Canada)	5,358
284,200	Seven & i Holdings Co. Ltd. (Japan)	3,403
140,921	X5 Retail Group NV GDR (Russia)*,1	— [x]
		24,348
CONTAINERS & PACKAGING—0.4%
394,276	DS Smith PLC (United Kingdom)	2,305
100,900	Toyo Seikan Group Holdings Ltd. (Japan)	1,732
		4,037
DISTRIBUTORS—0.2%
156,228	Inchcape PLC (United Kingdom)	1,699
DIVERSIFIED CONSUMER SERVICES—0.3%
182,562	Laureate Education, Inc. (United States)	2,830
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
17,718	BCE, Inc. (Canada)	598
1,170,806	Koninklijke KPN NV (Netherlands)	4,613
8,893,800	Nippon Telegraph & Telephone Corp. (Japan)	9,478
		14,689
ELECTRICAL EQUIPMENT—2.8%
229,708	Havells India Ltd. (India)	5,072
25,793	Legrand SA (France)	2,787

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
260,400	Mitsubishi Electric Corp. (Japan)	$4,339
38,699	Schneider Electric SE (France)	9,328
251,234	Vestas Wind Systems AS (Denmark)*	6,217
		27,743
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
565,315	Delta Electronics, Inc. (Taiwan)	7,261
7,900	Topcon Corp. (Japan)	82
		7,343
ENERGY EQUIPMENT & SERVICES—0.4%
482,989	John Wood Group PLC (United Kingdom)*	1,268
102,437	Technip Energies NV (France)	2,610
		3,878
FINANCIAL SERVICES—0.9%
547,554	Chailease Holding Co. Ltd. (Taiwan)	2,554
157,492	Edenred SE (France)	6,558
		9,112
FOOD PRODUCTS—1.8%
249,659	Gruma SAB de CV Class B (Mexico)	4,685
750,267	Marico Ltd. (India)	6,058
46,100	Megmilk Snow Brand Co. Ltd. (Japan)	877
55,800	NH Foods Ltd. (Japan)	1,843
41,900	Toyo Suisan Kaisha Ltd. (Japan)	2,813
20,120	Viscofan SA (Spain)	1,342
		17,618
GROUND TRANSPORTATION—0.9%
48,878	Canadian Pacific Kansas City Ltd. (Canada)	4,099
580,771	Localiza Rent a Car SA (Brazil)	4,500
		8,599
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
45,169	Coloplast AS Class B (Denmark)	5,872
989,061	ConvaTec Group PLC (United Kingdom)[2]	2,980
106,454	Demant AS (Denmark)*	4,081
16,782	EssilorLuxottica SA (France)	3,841
328,200	Olympus Corp. (Japan)	5,666
		22,440
HEALTH CARE PROVIDERS & SERVICES—0.7%
62,154	Amplifon SpA (Italy)	1,974
63,063	Fresenius Medical Care AG (Germany)	2,433
52,000	Medipal Holdings Corp. (Japan)	939
93,300	Ship Healthcare Holdings, Inc. (Japan)	1,424
		6,770
HOTELS, RESTAURANTS & LEISURE—3.4%
75,415	Aristocrat Leisure Ltd. (Australia)	2,686
253,287	Compass Group PLC (United Kingdom)	7,800
28,928	Domino’s Pizza Enterprises Ltd. (Australia)	622
486,713	Entain PLC (United Kingdom)	3,577
41,460	Flutter Entertainment PLC (United States)*	8,201
532,000	Galaxy Entertainment Group Ltd. (Hong Kong)	2,236
34,330	InterContinental Hotels Group PLC (United Kingdom)	3,459
189,610	Playtech PLC (United Kingdom)*	1,378
1,242,781	SSP Group PLC (United Kingdom)	2,923
33,705	Whitbread PLC (United Kingdom)	1,263
		34,145
HOUSEHOLD DURABLES—1.4%
238,499	Barratt Developments PLC (United Kingdom)	1,614
43,713	GN Store Nord AS (Denmark)*	1,149
902,115	Midea Group Co. Ltd. Class A (China)	7,956

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
40,000	Sony Group Corp. (Japan)	$3,553
		14,272
HOUSEHOLD PRODUCTS—0.4%
76,605	Reckitt Benckiser Group PLC (United Kingdom)	4,121
INDUSTRIAL CONGLOMERATES—1.0%
317,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,656
48,170	DCC PLC (United Kingdom)	3,319
122,800	Hitachi Ltd. (Japan)	2,653
35,800	Jardine Matheson Holdings Ltd. (Hong Kong)	1,261
144,500	Nisshinbo Holdings, Inc. (Japan)	1,059
		9,948
INSURANCE—5.6%
49,778	Admiral Group PLC (United Kingdom)	1,764
1,872,000	AIA Group Ltd. (Hong Kong)	12,521
62,700	Dai-ichi Life Holdings, Inc. (Japan)	1,912
7,671	Fairfax Financial Holdings Ltd. (Canada)	9,046
15,939	Hannover Rueck SE (Germany)	3,957
210,085	Hiscox Ltd. (United Kingdom)	3,431
258,500	Japan Post Holdings Co. Ltd. (Japan)	2,738
8,950	Prudential PLC (Hong Kong)	80
523,656	Prudential PLC (United Kingdom)	4,726
336,189	QBE Insurance Group Ltd. (Australia)	3,968
102,673	Sampo OYJ Class A (Finland)	4,501
184,700	Tokio Marine Holdings, Inc. (Japan)	7,246
		55,890
INTERACTIVE MEDIA & SERVICES—0.6%
281,394	Auto Trader Group PLC (United Kingdom)[2]	2,948
433,854	Rightmove PLC (United Kingdom)	3,223
		6,171
IT SERVICES—1.7%
9,925	Alten SA (France)	1,091
27,600	NEC Corp. (Japan)	2,389
39,500	NET One Systems Co. Ltd. (Japan)	798
62,000	NS Solutions Corp. (Japan)	1,422
15,600	SCSK Corp. (Japan)	307
200,181	Tata Consultancy Services Ltd. (India)	10,528
		16,535
LEISURE PRODUCTS—0.5%
132,700	Sega Sammy Holdings, Inc. (Japan)	2,149
102,320	Spin Master Corp. (Canada)[2]	2,343
		4,492
LIFE SCIENCES TOOLS & SERVICES—0.5%
49,166	Eurofins Scientific SE (France)	2,911
21,854	Gerresheimer AG (Germany)	2,259
		5,170
MACHINERY—4.7%
36,851	Alfa Laval AB (Sweden)	1,629
43,188	ANDRITZ AG (Austria)	2,767
419,967	CNH Industrial NV (United States)	4,473
153,069	Fluidra SA (Spain)	3,410
53,671	GEA Group AG (Germany)	2,370
94,300	IHI Corp. (Japan)	3,440
128,300	Kubota Corp. (Japan)	1,845
348,200	Mitsubishi Heavy Industries Ltd. (Japan)	4,174
460,507	Rotork PLC (United Kingdom)	2,143
131,936	Sandvik AB (Sweden)	2,701
2,368,500	Sany Heavy Industry Co. Ltd. Class A (China)	5,292
19,789	Stabilus SE (Germany)	968
459,000	Techtronic Industries Co. Ltd. (Hong Kong)	5,878

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
37,200	Toyota Industries Corp. (Japan)	$3,127
114,291	Wartsila OYJ Abp (Finland)	2,362
		46,579
MARINE TRANSPORTATION—0.1%
185,264	Irish Continental Group PLC (Ireland)	1,079
MEDIA—1.1%
109,600	Fuji Media Holdings, Inc. (Japan)	1,374
102,171	Future PLC (United Kingdom)	1,471
177,300	Hakuhodo DY Holdings, Inc. (Japan)	1,448
1,476,690	ITV PLC (United Kingdom)	1,519
123,020	Nippon Television Holdings, Inc. (Japan)	1,970
64,600	TBS Holdings, Inc. (Japan)	1,824
127,847	WPP PLC (United Kingdom)	1,233
		10,839
METALS & MINING—4.8%
63,318	Acerinox SA (Spain)	665
344,713	African Rainbow Minerals Ltd. (South Africa)	4,092
156,933	ArcelorMittal SA (France)	3,573
215,189	Barrick Gold Corp. (Canada)	3,987
238,262	BHP Group Ltd. (Australia)	6,618
31,400	Dowa Holdings Co. Ltd. (Japan)	1,152
311,036	Evolution Mining Ltd. (Australia)	806
211,665	First Quantum Minerals Ltd. (Canada)	2,591
26,691	Franco-Nevada Corp. (Canada)	3,440
1,386,423	Glencore PLC (United Kingdom)	7,693
25,707	Newmont Corp. CDI (Australia)[1]	1,241
344,358	Pilbara Minerals Ltd. (Australia)	666
320,373	Severstal PAO GDR (Russia)*,1	— [x]
77,174	Southern Copper Corp. (Peru)	8,228
99,800	Sumitomo Metal Mining Co. Ltd. (Japan)	3,043
		47,795
OIL, GAS & CONSUMABLE FUELS—3.7%
2,003,548	BP PLC (United Kingdom)	11,843
150,494	Canadian Natural Resources Ltd. (Canada)	5,343
111,259	Equinor ASA (Norway)	2,946
355,000	Idemitsu Kosan Co. Ltd. (Japan)	2,338
238,600	Inpex Corp. (Japan)	3,684
148,020	PrairieSky Royalty Ltd. (Canada)	2,975
424,433	PRIO SA (Brazil)	3,606
655,796	Santos Ltd. (Australia)	3,419
		36,154
PAPER & FOREST PRODUCTS—0.3%
114,700	Oji Holdings Corp. (Japan)	489
38,470	Stella-Jones, Inc. (Canada)	2,588
		3,077
PASSENGER AIRLINES—1.3%
73,077	Air Canada (Canada)*	842
61,296	Copa Holdings SA Class A (Panama)	5,440
433,112	easyJet PLC (United Kingdom)	2,509
25,998	Exchange Income Corp. (Canada)	915
746,178	Qantas Airways Ltd. (Australia)*	3,161
		12,867
PERSONAL CARE PRODUCTS—0.0%
95,709	L’Occitane International SA (Hong Kong)	414
PHARMACEUTICALS—2.8%
195,187	Novo Nordisk AS Class B (Denmark)	25,861
66,000	Tsumura & Co. (Japan)	1,750
		27,611

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—2.8%
173,607	ALS Ltd. (Australia)	$1,758
1,345,122	Capita PLC (United Kingdom)*	334
63,349	Experian PLC (United Kingdom)	2,989
84,024	Intertek Group PLC (United Kingdom)	5,456
125,906	IPH Ltd. (Australia)	505
566,341	Pagegroup PLC (United Kingdom)	3,120
47,836	Randstad NV (Netherlands)	2,330
38,100	Recruit Holdings Co. Ltd. (Japan)	2,185
200,638	RELX PLC (United Kingdom)	9,469
		28,146
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
156,100	Daiwa House Industry Co. Ltd. (Japan)	4,420
201,496	Henderson Land Development Co. Ltd. (Hong Kong)	566
227,500	Swire Pacific Ltd. Class A (Hong Kong)	1,963
		6,949
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.0%
19,711	ASML Holding NV (Netherlands)	18,354
61,100	ASMPT Ltd. (Hong Kong)	639
163,000	MediaTek, Inc. (Taiwan)	6,208
127,400	Renesas Electronics Corp. (Japan)	2,194
757,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	22,083
		49,478
SOFTWARE—1.2%
2,353	Constellation Software, Inc. (Canada)	7,424
56,409	Dassault Systemes SE (France)	2,138
9,223	Lumine Group, Inc. (Canada)*	247
29,200	Oracle Corp. (Japan)	2,384
		12,193
SPECIALTY RETAIL—2.1%
115,100	ABC-Mart, Inc. (Japan)	2,269
15,800	Nitori Holdings Co. Ltd. (Japan)	1,932
509,120	Pets at Home Group PLC (United Kingdom)	2,009
281,100	USS Co. Ltd. (Japan)	2,535
84,455	WH Smith PLC (United Kingdom)	1,437
1,943,000	Zhongsheng Group Holdings Ltd. (China)	3,032
243,700	ZOZO, Inc. (Japan)	7,134
		20,348
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
704,529	Advantech Co. Ltd. (Taiwan)	7,494
234,434	Samsung Electronics Co. Ltd. (South Korea)	14,456
		21,950
TEXTILES, APPAREL & LUXURY GOODS—2.4%
20,438	adidas AG (Germany)	5,122
51,602	Cie Financiere Richemont SA Class A (Switzerland)	7,871
68,874	Gildan Activewear, Inc. (Canada)	2,804
1,013,000	Li Ning Co. Ltd. (China)	1,887
597,000	Samsonite International SA (Hong Kong)[2]	1,722
544,600	Shenzhou International Group Holdings Ltd. (China)	4,610
		24,016
TRADING COMPANIES & DISTRIBUTORS—2.4%
525,000	BOC Aviation Ltd. (China)[2]	4,607
65,485	Brenntag SE (Germany)	4,658
149,778	Bunzl PLC (United Kingdom)	6,276
63,559	Finning International, Inc. (Canada)	1,822
112,100	Mitsubishi Corp. (Japan)	2,315
63,808	Rexel SA (France)	1,621
77,246	Richelieu Hardware Ltd. (Canada)	2,281
		23,580

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.1%
42,000	Mitsubishi Logistics Corp. (Japan)	$1,469
WIRELESS TELECOMMUNICATION SERVICES—0.0%
1,165	Rogers Communications, Inc. Class B (Canada)	45
TOTAL COMMON STOCKS (Cost $771,559)		$970,431

PREFERRED STOCKS—0.5%

(Cost $3,673)
BEVERAGES—0.5%
1,438,759	Embotelladora Andina SA Class B (Chile)	4,598
TOTAL INVESTMENTS—98.4% (Cost $775,232)		975,029
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		15,633
TOTAL NET ASSETS—100%		$990,662

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
Localiza Rent a Car SA (Brazil)*	5,868	BRL 33.48	08/06/2024	—	12
Total Rights/Warrants					$12
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$26,180	$—	$26,180
Europe	—	409,679	—	409,679
Latin America	49,565	—	—	49,565
Middle East/Central Asia	—	61,199	—	61,199
North America	88,912	8,201	—	97,113
Pacific Basin	5,262	321,433	—	326,695
Preferred Stocks
Latin America	4,598	—	—	4,598
Total Investments in Securities	$148,337	$826,692	$—	$975,029
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$12	$—	12
Total Investments	$148,337	$826,704	$—	$975,041

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
Rights/Warrants	—	—	—	—	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	0.00
	$—
Financial Derivative Instruments
Rights/Warrants
Constellation Software, Inc. (Canada)*	$—	Market Approach	Estimated Recovery Value	CAD 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $15,500 or 2% of net assets.
BRL
Brazilian Real
CAD
Canadian Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—2.4%
2,022,476	BAE Systems PLC (United Kingdom)	$33,731
8,748,400	Rolls-Royce Holdings PLC (United Kingdom)*	50,655
		84,386
AUTOMOBILE COMPONENTS—0.6%
498,400	Bridgestone Corp. (Japan)	20,321
1,895,507	Johnson Electric Holdings Ltd. (Hong Kong)	2,621
		22,942
AUTOMOBILES—0.6%
217,254	Bayerische Motoren Werke AG (Germany)	20,150
BANKS—11.8%
13,900,000	Bank Central Asia Tbk. PT (Indonesia)	8,802
2,445,116	Bank of Ireland Group PLC (Ireland)	27,691
14,505,691	Barclays PLC (United Kingdom)	43,377
6,841,950	CaixaBank SA (Spain)	39,904
39,129	Capitec Bank Holdings Ltd. (South Africa)	6,102
573,496	Close Brothers Group PLC (United Kingdom)	3,773
961,817	DBS Group Holdings Ltd. (Singapore)	26,357
1,483,654	DNB Bank ASA (Norway)	30,652
605,800	Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,549
471,865	HDFC Bank Ltd. (India)	9,131
26,212,067	Lloyds Banking Group PLC (United Kingdom)	20,025
1,630,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	18,833
4,551,800	Resona Holdings, Inc. (Japan)	32,641
175,579	Shinhan Financial Group Co. Ltd. (South Korea)	7,722
3,687,012	Standard Chartered PLC (United Kingdom)	36,421
1,346,100	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	34,025
1,598,381	Svenska Handelsbanken AB Class A (Sweden)	16,134
1,336,352	UniCredit SpA (Italy)	54,890
		421,029
BEVERAGES—4.1%
486,600	Arca Continental SAB de CV (Mexico)	4,795
551,700	Asahi Group Holdings Ltd. (Japan)	20,310
257,570	Carlsberg AS Class B (Denmark)	31,103
159,446	Coca-Cola Europacific Partners PLC (United States)	11,762
1,971,055	Davide Campari-Milano NV (Italy)	17,776
1,188,452	Diageo PLC (United Kingdom)	36,979
1,642,100	Kirin Holdings Co. Ltd. (Japan)	23,215
		145,940
BIOTECHNOLOGY—0.7%
124,395	CSL Ltd. (Australia)	25,248
BROADLINE RETAIL—0.3%
20,954	Naspers Ltd. Class N (South Africa)	4,055
122,000	Seria Co. Ltd. (Japan)	2,853
260,494	Vipshop Holdings Ltd. ADR (China)[1]	3,553
		10,461
BUILDING PRODUCTS—1.8%
1,045,328	Assa Abloy AB Class B (Sweden)	31,835
51,630	Geberit AG (Switzerland)	32,871
		64,706
CAPITAL MARKETS—3.2%
1,999,024	3i Group PLC (United Kingdom)	80,422
1,663,200	B3 SA - Brasil Bolsa Balcao (Brazil)	3,190
327,957	IG Group Holdings PLC (United Kingdom)	3,961
2,141,800	Jupiter Fund Management PLC (United Kingdom)	2,422
2,819,100	Nomura Holdings, Inc. (Japan)	17,382
285,147	Rathbones Group PLC (United Kingdom)	7,059
		114,436

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—0.4%
623,700	Air Water, Inc. (Japan)	$9,163
198,700	Sumitomo Bakelite Co. Ltd. (Japan)	5,594
		14,757
COMMERCIAL SERVICES & SUPPLIES—1.3%
155,372	Befesa SA (Germany)[2]	4,824
238,200	Daiei Kankyo Co. Ltd. (Japan)	4,556
516,470	Elis SA (France)	11,944
136,500	Secom Co. Ltd. (Japan)	8,716
6,295,454	Serco Group PLC (United Kingdom)	15,469
		45,509
CONSTRUCTION & ENGINEERING—1.0%
387,800	INFRONEER Holdings, Inc. (Japan)	3,363
270,200	Kinden Corp. (Japan)	5,701
1,281,100	Obayashi Corp. (Japan)	16,820
215,700	Penta-Ocean Construction Co. Ltd. (Japan)	957
230,974	Taisei Corp. (Japan)	9,810
		36,651
CONSTRUCTION MATERIALS—1.9%
468,108	Cemex SAB de CV ADR (Mexico)[1]	3,005
220,703	Holcim AG (Switzerland)	20,625
602,500	Taiheiyo Cement Corp. (Japan)	16,456
773,066	Wienerberger AG (Austria)	27,418
		67,504
CONSUMER FINANCE—0.1%
1,491,225	International Personal Finance PLC (United Kingdom)	2,959
6,000	Marui Group Co. Ltd. (Japan)	97
828,417	Vanquis Banking Group PLC (United Kingdom)	583
		3,639
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
188,901	Bid Corp. Ltd. (South Africa)	4,706
674,099	Koninklijke Ahold Delhaize NV (Netherlands)	21,716
1,501,100	Seven & i Holdings Co. Ltd. (Japan)	17,976
95,013	X5 Retail Group NV GDR (Russia)*,1	— [x]
		44,398
CONTAINERS & PACKAGING—0.6%
2,095,759	DS Smith PLC (United Kingdom)	12,252
477,200	Toyo Seikan Group Holdings Ltd. (Japan)	8,194
		20,446
DISTRIBUTORS—0.3%
830,528	Inchcape PLC (United Kingdom)	9,032
DIVERSIFIED CONSUMER SERVICES—0.1%
122,719	Laureate Education, Inc. (United States)	1,902
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
6,236,121	Koninklijke KPN NV (Netherlands)	24,571
43,721,500	Nippon Telegraph & Telephone Corp. (Japan)	46,595
		71,166
ELECTRICAL EQUIPMENT—3.5%
154,840	Havells India Ltd. (India)	3,419
137,081	Legrand SA (France)	14,811
1,337,600	Mitsubishi Electric Corp. (Japan)	22,287
206,202	Schneider Electric SE (France)	49,702
1,339,585	Vestas Wind Systems AS (Denmark)*	33,151
		123,370
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
380,000	Delta Electronics, Inc. (Taiwan)	4,881

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
19,300	Topcon Corp. (Japan)	$199
		5,080
ENERGY EQUIPMENT & SERVICES—0.6%
2,567,330	John Wood Group PLC (United Kingdom)*	6,741
547,853	Technip Energies NV (France)	13,958
		20,699
FINANCIAL SERVICES—1.0%
370,152	Chailease Holding Co. Ltd. (Taiwan)	1,727
834,967	Edenred SE (France)	34,767
		36,494
FOOD PRODUCTS—1.1%
168,776	Gruma SAB de CV Class B (Mexico)	3,167
505,251	Marico Ltd. (India)	4,079
220,600	Megmilk Snow Brand Co. Ltd. (Japan)	4,196
263,600	NH Foods Ltd. (Japan)	8,707
199,100	Toyo Suisan Kaisha Ltd. (Japan)	13,369
106,916	Viscofan SA (Spain)	7,129
		40,647
GROUND TRANSPORTATION—0.1%
393,061	Localiza Rent a Car SA (Brazil)	3,046
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
240,902	Coloplast AS Class B (Denmark)	31,317
5,275,203	ConvaTec Group PLC (United Kingdom)[2]	15,894
567,847	Demant AS (Denmark)*	21,771
89,153	EssilorLuxottica SA (France)	20,402
1,675,900	Olympus Corp. (Japan)	28,933
		118,317
HEALTH CARE PROVIDERS & SERVICES—1.0%
330,469	Amplifon SpA (Italy)	10,496
336,415	Fresenius Medical Care AG (Germany)	12,982
248,200	Medipal Holdings Corp. (Japan)	4,480
449,500	Ship Healthcare Holdings, Inc. (Japan)	6,861
		34,819
HOTELS, RESTAURANTS & LEISURE—5.1%
401,325	Aristocrat Leisure Ltd. (Australia)	14,293
1,350,567	Compass Group PLC (United Kingdom)	41,591
153,941	Domino’s Pizza Enterprises Ltd. (Australia)	3,311
2,589,605	Entain PLC (United Kingdom)	19,030
221,164	Flutter Entertainment PLC (United States)*	43,748
2,812,000	Galaxy Entertainment Group Ltd. (Hong Kong)	11,821
183,574	InterContinental Hotels Group PLC (United Kingdom)	18,494
1,014,211	Playtech PLC (United Kingdom)*	7,374
6,628,145	SSP Group PLC (United Kingdom)	15,587
177,165	Whitbread PLC (United Kingdom)	6,638
		181,887
HOUSEHOLD DURABLES—1.0%
1,275,736	Barratt Developments PLC (United Kingdom)	8,633
232,434	GN Store Nord AS (Denmark)*	6,108
609,100	Midea Group Co. Ltd. Class A (China)	5,372
194,500	Sony Group Corp. (Japan)	17,275
		37,388
HOUSEHOLD PRODUCTS—0.6%
408,569	Reckitt Benckiser Group PLC (United Kingdom)	21,978
INDUSTRIAL CONGLOMERATES—1.4%
1,687,000	CK Hutchison Holdings Ltd. (Hong Kong)	8,813
256,972	DCC PLC (United Kingdom)	17,704
622,400	Hitachi Ltd. (Japan)	13,448

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—Continued
191,800	Jardine Matheson Holdings Ltd. (Hong Kong)	$6,757
685,500	Nisshinbo Holdings, Inc. (Japan)	5,023
		51,745
INSURANCE—5.9%
264,609	Admiral Group PLC (United Kingdom)	9,378
4,616,800	AIA Group Ltd. (Hong Kong)	30,881
299,300	Dai-ichi Life Holdings, Inc. (Japan)	9,126
85,207	Hannover Rueck SE (Germany)	21,156
1,123,714	Hiscox Ltd. (United Kingdom)	18,351
1,375,500	Japan Post Holdings Co. Ltd. (Japan)	14,567
47,500	Prudential PLC (Hong Kong)	425
2,824,183	Prudential PLC (United Kingdom)	25,486
1,778,851	QBE Insurance Group Ltd. (Australia)	20,994
546,952	Sampo OYJ Class A (Finland)	23,976
921,600	Tokio Marine Holdings, Inc. (Japan)	36,157
		210,497
INTERACTIVE MEDIA & SERVICES—0.9%
1,495,821	Auto Trader Group PLC (United Kingdom)[2]	15,668
2,306,240	Rightmove PLC (United Kingdom)	17,135
		32,803
IT SERVICES—1.0%
52,788	Alten SA (France)	5,806
130,500	NEC Corp. (Japan)	11,295
189,100	NET One Systems Co. Ltd. (Japan)	3,822
296,400	NS Solutions Corp. (Japan)	6,797
83,800	SCSK Corp. (Japan)	1,650
135,306	Tata Consultancy Services Ltd. (India)	7,116
		36,486
LEISURE PRODUCTS—0.3%
628,600	Sega Sammy Holdings, Inc. (Japan)	10,179
LIFE SCIENCES TOOLS & SERVICES—0.8%
261,425	Eurofins Scientific SE (France)	15,477
116,927	Gerresheimer AG (Germany)	12,089
		27,566
MACHINERY—5.5%
195,901	Alfa Laval AB (Sweden)	8,662
230,986	ANDRITZ AG (Austria)	14,797
2,238,608	CNH Industrial NV (United States)	23,841
836,583	Fluidra SA (Spain)	18,638
287,003	GEA Group AG (Germany)	12,673
447,400	IHI Corp. (Japan)	16,321
617,900	Kubota Corp. (Japan)	8,884
1,651,600	Mitsubishi Heavy Industries Ltd. (Japan)	19,796
2,463,059	Rotork PLC (United Kingdom)	11,463
701,323	Sandvik AB (Sweden)	14,357
1,595,700	Sany Heavy Industry Co. Ltd. Class A (China)	3,565
105,240	Stabilus SE (Germany)	5,150
803,500	Techtronic Industries Co. Ltd. (Hong Kong)	10,290
196,700	Toyota Industries Corp. (Japan)	16,537
607,478	Wartsila OYJ Abp (Finland)	12,554
		197,528
MARINE TRANSPORTATION—0.2%
987,984	Irish Continental Group PLC (Ireland)	5,752
MEDIA—1.5%
527,900	Fuji Media Holdings, Inc. (Japan)	6,617
545,398	Future PLC (United Kingdom)	7,850
891,900	Hakuhodo DY Holdings, Inc. (Japan)	7,284
7,849,460	ITV PLC (United Kingdom)	8,075
587,800	Nippon Television Holdings, Inc. (Japan)	9,414

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
308,400	TBS Holdings, Inc. (Japan)	$8,710
683,846	WPP PLC (United Kingdom)	6,596
		54,546
METALS & MINING—4.0%
339,487	Acerinox SA (Spain)	3,567
232,336	African Rainbow Minerals Ltd. (South Africa)	2,758
836,926	ArcelorMittal SA (France)	19,057
1,267,919	BHP Group Ltd. (Australia)	35,217
148,200	Dowa Holdings Co. Ltd. (Japan)	5,439
1,645,066	Evolution Mining Ltd. (Australia)	4,262
142,859	First Quantum Minerals Ltd. (Canada)	1,749
7,395,282	Glencore PLC (United Kingdom)	41,035
136,802	Newmont Corp. CDI (Australia)[1]	6,604
1,822,073	Pilbara Minerals Ltd. (Australia)	3,522
217,215	Severstal PAO GDR (Russia)*,1	— [x]
52,077	Southern Copper Corp. (Peru)	5,552
506,400	Sumitomo Metal Mining Co. Ltd. (Japan)	15,442
		144,204
OIL, GAS & CONSUMABLE FUELS—3.6%
10,682,027	BP PLC (United Kingdom)	63,143
591,391	Equinor ASA (Norway)	15,660
1,889,300	Idemitsu Kosan Co. Ltd. (Japan)	12,443
1,126,900	Inpex Corp. (Japan)	17,401
286,354	PRIO SA (Brazil)	2,433
3,489,839	Santos Ltd. (Australia)	18,192
		129,272
PAPER & FOREST PRODUCTS—0.1%
542,700	Oji Holdings Corp. (Japan)	2,311
PASSENGER AIRLINES—0.9%
41,449	Copa Holdings SA Class A (Panama)	3,679
2,308,707	easyJet PLC (United Kingdom)	13,375
3,970,810	Qantas Airways Ltd. (Australia)*	16,822
		33,876
PERSONAL CARE PRODUCTS—0.1%
506,500	L’Occitane International SA (Hong Kong)	2,193
PHARMACEUTICALS—4.1%
1,040,488	Novo Nordisk AS Class B (Denmark)	137,857
313,300	Tsumura & Co. (Japan)	8,307
		146,164
PROFESSIONAL SERVICES—4.2%
923,857	ALS Ltd. (Australia)	9,353
7,212,010	Capita PLC (United Kingdom)*	1,790
336,669	Experian PLC (United Kingdom)	15,884
448,305	Intertek Group PLC (United Kingdom)	29,112
674,906	IPH Ltd. (Australia)	2,709
3,023,764	Pagegroup PLC (United Kingdom)	16,659
255,329	Randstad NV (Netherlands)	12,436
201,100	Recruit Holdings Co. Ltd. (Japan)	11,532
1,069,555	RELX PLC (United Kingdom)	50,480
		149,955
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
751,500	Daiwa House Industry Co. Ltd. (Japan)	21,281
1,062,879	Henderson Land Development Co. Ltd. (Hong Kong)	2,986
1,205,000	Swire Pacific Ltd. Class A (Hong Kong)	10,395
		34,662

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
70,200	ASML Holding NV (Netherlands)	$65,368
323,200	ASMPT Ltd. (Hong Kong)	3,379
110,000	MediaTek, Inc. (Taiwan)	4,190
603,400	Renesas Electronics Corp. (Japan)	10,393
509,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14,848
		98,178
SOFTWARE—0.6%
296,502	Dassault Systemes SE (France)	11,240
144,000	Oracle Corp. (Japan)	11,755
		22,995
SPECIALTY RETAIL—2.5%
554,400	ABC-Mart, Inc. (Japan)	10,928
83,300	Nitori Holdings Co. Ltd. (Japan)	10,187
2,723,066	Pets at Home Group PLC (United Kingdom)	10,744
1,370,700	USS Co. Ltd. (Japan)	12,363
448,948	WH Smith PLC (United Kingdom)	7,639
1,308,500	Zhongsheng Group Holdings Ltd. (China)	2,042
1,236,900	ZOZO, Inc. (Japan)	36,210
		90,113
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
476,557	Advantech Co. Ltd. (Taiwan)	5,069
157,500	Samsung Electronics Co. Ltd. (South Korea)	9,712
		14,781
TEXTILES, APPAREL & LUXURY GOODS—2.3%
109,133	adidas AG (Germany)	27,348
275,085	Cie Financiere Richemont SA Class A (Switzerland)	41,959
684,500	Li Ning Co. Ltd. (China)	1,275
3,156,000	Samsonite International SA (Hong Kong)[2]	9,101
368,418	Shenzhou International Group Holdings Ltd. (China)	3,119
		82,802
TRADING COMPANIES & DISTRIBUTORS—2.3%
355,700	BOC Aviation Ltd. (China)[2]	3,121
349,229	Brenntag SE (Germany)	24,843
798,639	Bunzl PLC (United Kingdom)	33,462
590,800	Mitsubishi Corp. (Japan)	12,201
339,182	Rexel SA (France)	8,618
		82,245
TRANSPORTATION INFRASTRUCTURE—0.2%
200,800	Mitsubishi Logistics Corp. (Japan)	7,024
TOTAL COMMON STOCKS (Cost $2,647,175)		3,515,904

PREFERRED STOCKS—0.1%

(Cost $2,505)
BEVERAGES—0.1%
974,366	Embotelladora Andina SA Class B (Chile)	3,114
TOTAL INVESTMENTS—98.4% (Cost $2,649,680)		3,519,018
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		55,442
TOTAL NET ASSETS—100%		$3,574,460

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Localiza Rent a Car SA (Brazil)*	3,971	BRL 33.48	08/06/2024	$—	$8
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$17,621	$—	$17,621
Europe	—	2,151,847	—	2,151,847
Latin America	33,416	—	—	33,416
Middle East/Central Asia	—	41,179	—	41,179
North America	39,254	43,748	—	83,002
Pacific Basin	3,553	1,185,286	—	1,188,839
Preferred Stocks
Latin America	3,114	—	—	3,114
Total Investments in Securities	$79,337	$3,439,681	$—	$3,519,018
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$8	$—	8
Total Investments	$79,337	$3,439,689	$—	$3,519,026
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $48,608 or 1% of net assets.
BRL
Brazilian Real
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
BANKS—7.8%
881,700	Bank Central Asia Tbk. PT (Indonesia)	$558
16,150	HDFC Bank Ltd. ADR (India)[1]	969
		1,527
BEVERAGES—2.2%
13,655	Diageo PLC (United Kingdom)	425
BUILDING PRODUCTS—5.6%
19,602	Assa Abloy AB Class B (Sweden)	597
3,400	Daikin Industries Ltd. (Japan)	493
		1,090
CAPITAL MARKETS—2.8%
2,649	Deutsche Boerse AG (Germany)	542
CHEMICALS—4.8%
2,063	Linde PLC (United States)	936
CONSTRUCTION & ENGINEERING—2.1%
3,621	Vinci SA (France)	413
ELECTRIC UTILITIES—2.7%
21,850	SSE PLC (United Kingdom)	529
ELECTRICAL EQUIPMENT—3.2%
2,600	Schneider Electric SE (France)	627
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
1,300	Keyence Corp. (Japan)	568
FOOD PRODUCTS—3.2%
6,279	Nestle SA (United States)	636
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
5,800	Hoya Corp. (Japan)	727
HOTELS, RESTAURANTS & LEISURE—2.1%
13,453	Compass Group PLC (United Kingdom)	414
HOUSEHOLD DURABLES—3.4%
7,400	Sony Group Corp. (Japan)	657
INDUSTRIAL CONGLOMERATES—3.0%
3,185	Siemens AG (Germany)	583

COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.4%
71,400	AIA Group Ltd. (Hong Kong)	$478
MACHINERY—7.4%
33,775	Atlas Copco AB Class A (Sweden)	601
19,329	Epiroc AB Class A (Sweden)	361
1,000	SMC Corp. (Japan)	487
		1,449
PERSONAL CARE PRODUCTS—3.1%
1,398	L’Oreal SA (France)	605
PHARMACEUTICALS—10.5%
5,050	AstraZeneca PLC (United Kingdom)	802
9,481	Novo Nordisk AS Class B (Denmark)	1,256
		2,058
PROFESSIONAL SERVICES—3.5%
14,492	RELX PLC (United Kingdom)	684
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.4%
933	ASML Holding NV (Netherlands)	869
5,837	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	968
		1,837
SOFTWARE—4.8%
4,471	SAP SE (Germany)	945
TEXTILES, APPAREL & LUXURY GOODS—3.0%
838	LVMH Moet Hennessy Louis Vuitton SE (France)	591
TRADING COMPANIES & DISTRIBUTORS—5.0%
4,417	Ferguson PLC (United States)	975
TOTAL COMMON STOCKS (Cost $19,332)		19,296
TOTAL INVESTMENTS—98.6% (Cost $19,332)		19,296
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		282
TOTAL NET ASSETS—100%		$19,578

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$10,844	$—	$10,844
Middle East/Central Asia	969	—	—	969
North America	936	1,611	—	2,547
Pacific Basin	968	3,968	—	4,936
Total Investments in Securities	$2,873	$16,423	$—	$19,296
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.3%
Shares		Value
AEROSPACE & DEFENSE—2.2%
1,128	Dassault Aviation SA (France)	$227
8,168	Kongsberg Gruppen ASA (Norway)	821
135,642	Leonardo SpA (Italy)	3,232
53,851	QinetiQ Group PLC (United Kingdom)	334
48,626	Rolls-Royce Holdings PLC (United Kingdom)*	282
		4,896
AIR FREIGHT & LOGISTICS—0.1%
2,600	AIT Corp. (Japan)	34
1,700	Konoike Transport Co. Ltd. (Japan)	27
5,800	KRS Corp. (Japan)	73
7,900	Yamato Holdings Co. Ltd. (Japan)	96
		230
AUTOMOBILE COMPONENTS—0.0%
8,700	Ichikoh Industries Ltd. (Japan)	28
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	39
2,104	Opmobility (France)	22
		89
AUTOMOBILES—1.5%
132,500	Mazda Motor Corp. (Japan)	1,143
278,600	Nissan Motor Co. Ltd. (Japan)	884
59,400	Subaru Corp. (Japan)	1,142
		3,169
BANKS—14.5%
94,411	ABN AMRO Bank NV CVA (Netherlands)[1,2]	1,648
78,824	Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	263
1,198,000	Agricultural Bank of China Ltd. Class H (China)	536
2,442	Alior Bank SA (Poland)	59
23,498	ANZ Group Holdings Ltd. (Australia)	447
5,700	Awa Bank Ltd. (Japan)	106
53,682	Banca Monte dei Paschi di Siena SpA (Italy)	293
172,064	Banco Bilbao Vizcaya Argentaria SA (Spain)	1,803
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	118
18,538	Bank Polska Kasa Opieki SA (Poland)	751
216,485	Barclays PLC ADR (United Kingdom)[2]	2,581
25,666	BNP Paribas SA (France)	1,759
184,099	BPER Banca SpA (Italy)	1,077
611,414	CaixaBank SA (Spain)	3,566
3,411,000	China Construction Bank Corp. Class H (China)	2,382
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	57
14,092	Commerzbank AG (Germany)	230
53,361	Faisal Islamic Bank of Egypt (Egypt)	53
11,796	Hana Financial Group, Inc. (South Korea)	559
118,641	ING Groep NV (Netherlands)	2,154
186,589	Intesa Sanpaolo SpA (Italy)	758
5,500	Kasikornbank PCL NVDR (Thailand)[2]	20
4,024	KBC Group NV (Belgium)	311
15,640	Komercni Banka AS (Czech Republic)	540
248,371	NatWest Group PLC (United Kingdom)	1,178
14,933	Raiffeisen Bank International AG (Austria)	291
3,400	Shikoku Bank Ltd. (Japan)	27
82,086	Skandinaviska Enskilda Banken AB Class A (Sweden)	1,262
191,851	Standard Chartered PLC (United Kingdom)	1,895
11,100	Towa Bank Ltd. (Japan)	51
107,351	UniCredit SpA (Italy)	4,409
27,196	Woori Financial Group, Inc. (South Korea)	313
		31,497
BEVERAGES—0.0%
14,638	Ginebra San Miguel, Inc. (Philippines)	58
BIOTECHNOLOGY—0.6%
4,257	Genmab AS (Denmark)*	1,202

COMMON STOCKS—Continued
Shares		Value
BROADLINE RETAIL—0.3%
54,816	Vipshop Holdings Ltd. ADR (China)[2]	$748
BUILDING PRODUCTS—1.5%
300	BRC Asia Ltd. (Singapore)	—
31,743	Cie de Saint-Gobain SA (France)	2,723
8,164	Eurocell PLC (United Kingdom)	16
2,700	Maezawa Kasei Industries Co. Ltd. (Japan)	35
4,400	Okabe Co. Ltd. (Japan)	23
615	Rockwool AS Class B (Denmark)	272
8,400	TOTO Ltd. (Japan)	231
		3,300
CAPITAL MARKETS—2.7%
318	Cie Financiere Tradition SA (Switzerland)	52
54,554	Deutsche Bank AG (Germany)	849
2,082	Fiducian Group Ltd. (Australia)	10
83,841	Investec PLC (United Kingdom)	659
4,100	IwaiCosmo Holdings, Inc. (Japan)	60
41,100	Japan Exchange Group, Inc. (Japan)	965
131,408	Man Group PLC (United Kingdom)	414
5,700	Singapore Exchange Ltd. (Singapore)	42
858	Titanium OYJ (Finland)	11
90,413	UBS Group AG (Switzerland)	2,739
11,793	Westaim Corp. (Canada)*	35
		5,836
CHEMICALS—1.5%
2,500	Achilles Corp. (Japan)	26
5,600	Carlit Co. Ltd. (Japan)	55
2,900	Dai Nippon Toryo Co. Ltd. (Japan)	24
89,325	Danakali Ltd. (Australia)	— [x]
4,200	Fujimori Kogyo Co. Ltd. (Japan)	126
361	Givaudan SA (Switzerland)	1,771
800	Hodogaya Chemical Co. Ltd. (Japan)	27
4,600	Koatsu Gas Kogyo Co. Ltd. (Japan)	29
5,200	Konishi Co. Ltd. (Japan)	41
492	KPX Chemical Co. Ltd. (South Korea)	17
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	14
2,300	Lintec Corp. (Japan)	52
2,000	MORESCO Corp. (Japan)	18
4,200	Nihon Parkerizing Co. Ltd. (Japan)	35
2,200	Nippon Carbide Industries Co., Inc. (Japan)	27
1,400	Okamoto Industries, Inc. (Japan)	48
1,300	Okura Industrial Co. Ltd. (Japan)	25
80,933	Orica Ltd. (Australia)	952
7,100	Riken Technos Corp. (Japan)	47
5,600	Sekisui Kasei Co. Ltd. (Japan)	17
600	Soken Chemical & Engineering Co. Ltd. (Japan)	11
		3,362
COMMERCIAL SERVICES & SUPPLIES—0.8%
4,000	Aeon Delight Co. Ltd. (Japan)	104
800	Ajis Co. Ltd. (Japan)	13
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	19
1,074	Cewe Stiftung & Co. KGAA (Germany)	115
13,743	Elis SA (France)	318
340	Fursys, Inc. (South Korea)	11
2,746	GL Events SACA (France)	56
17,217	Johnson Service Group PLC (United Kingdom)	36
14,200	Kokuyo Co. Ltd. (Japan)	238
1,800	Kyodo Printing Co. Ltd. (Japan)	47
8,961	Mears Group PLC (United Kingdom)	42
5,900	Prestige International, Inc. (Japan)	28
1,900	Sato Holdings Corp. (Japan)	27
3,600	Secom Co. Ltd. (Japan)	230
9,067	SPIE SA (France)	351

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
2,500	Takara & Co. Ltd. (Japan)	$50
		1,685
COMMUNICATIONS EQUIPMENT—0.5%
1,712	EVS Broadcast Equipment SA (Belgium)	54
154,413	Telefonaktiebolaget LM Ericsson ADR (Sweden)[2]	1,064
		1,118
CONSTRUCTION & ENGINEERING—0.5%
293,270	Analogue Holdings Ltd. (Hong Kong)	37
13,188	Boustead Singapore Ltd. (Singapore)	10
305	Burkhalter Holding AG (Switzerland)	31
18,032	Costain Group PLC (United Kingdom)	20
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	52
2,091	Eiffage SA (France)	208
4,546	HOCHTIEF AG (Germany)	541
905	Morgan Sindall Group PLC (United Kingdom)	33
19,372	Service Stream Ltd. (Australia)	18
133,009	SRG Global Ltd. (Australia)	82
5,400	Toyo Engineering Corp. (Japan)	29
		1,061
CONSTRUCTION MATERIALS—3.7%
13,352	Breedon Group PLC (United Kingdom)	74
3,663	Buzzi SpA (Italy)	144
21,401	Heidelberg Materials AG (Germany)	2,229
37,683	Holcim AG (Switzerland)	3,521
57,418	James Hardie Industries PLC CDI (United States)*,2	2,063
4,000	Shinagawa Refractories Co. Ltd. (Japan)	49
1,742	Titan Cement International SA (United States)	62
23,764	Wagners Holding Co. Ltd. (Australia)*	15
		8,157
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.2%
17,600	Axial Retailing, Inc. (Japan)	121
1,676	Colruyt Group NV (Belgium)	80
40,106	Eurocash SA (Poland)*	119
7,200	Medical System Network Co. Ltd. (Japan)	26
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)	92
3,600	Orsero SpA (Italy)	48
		486
CONTAINERS & PACKAGING—0.0%
6,177	Pro-Pacific Packaging Ltd. (Australia)*	—
39,400	PSC Corp. Ltd. (Singapore)	10
1,900	Richards Packaging Income Fund (Canada)	44
9,900	Thantawan Industry PCL NVDR (Thailand)[2]	7
		61
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	41
DIVERSIFIED CONSUMER SERVICES—0.0%
30,798	Me Group International PLC (United Kingdom)	77
2,713	MegaStudy Co. Ltd. (South Korea)	22
		99
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[2]	9
ELECTRIC UTILITIES—0.1%
1,171	BKW AG (Switzerland)	212
ELECTRICAL EQUIPMENT—3.0%
102,792	ABB Ltd. (Switzerland)	5,706
5,600	Chiyoda Integre Co. Ltd. (Japan)	126
6,600	Futaba Corp. (Japan)	26

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
28,000	Mitsubishi Electric Corp. (Japan)	$467
1,722	Nexans SA (France)	223
2,500	Sinfonia Technology Co. Ltd. (Japan)	53
51,000	Xingye Alloy Materials Group Ltd. (China)*	6
		6,607
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
12,192	Codan Ltd. (Australia)	105
2,300	Daitron Co. Ltd. (Japan)	43
77,905	DataTec Ltd. (South Africa)	153
3,000	Furuno Electric Co. Ltd. (Japan)	39
300	Horiba Ltd. (Japan)	24
7,000	Japan Aviation Electronics Industry Ltd. (Japan)	117
1,000	Kaga Electronics Co. Ltd. (Japan)	36
10,200	Maxell Ltd. (Japan)	117
265	Nedap NV (Netherlands)	17
4,600	Nichicon Corp. (Japan)	34
2,700	Nihon Denkei Co. Ltd. (Japan)	36
3,800	Osaki Electric Co. Ltd. (Japan)	17
2,700	Sigma Koki Co. Ltd. (Japan)	27
2,700	SMK Corp. (Japan)	45
2,000	Sun-Wa Technos Corp. (Japan)	29
		839
ENERGY EQUIPMENT & SERVICES—0.4%
55,749	CES Energy Solutions Corp. (Canada)	334
13,597	Hunting PLC (United Kingdom)	80
10,553	Pason Systems, Inc. (Canada)	125
23,013	PHX Energy Services Corp. (Canada)	176
9,418	Technip Energies NV (France)	240
		955
ENTERTAINMENT—2.4%
7,900	Ateam, Inc. (Japan)	35
28,400	Capcom Co. Ltd. (Japan)	607
4,252	CTS Eventim AG & Co. KGaA (Germany)	375
46,000	IGG, Inc. (Singapore)*	17
3,200	Konami Group Corp. (Japan)	241
5,500	Nintendo Co. Ltd. (Japan)	304
9,959	Sea Ltd. ADR (Singapore)*,2	654
7,337	Spotify Technology SA (United States)*	2,523
31,743	Tencent Music Entertainment Group ADR (China)[2]	450
		5,206
FINANCIAL SERVICES—0.7%
26,741	Banca Mediolanum SpA (Italy)	316
11,675	Eurazeo SE (France)	919
5,400	Firm Capital Mortgage Investment Corp. (Canada)	46
287	HAL Trust (Netherlands)	35
95,700	Pacific Century Regional Developments Ltd. (Singapore)	22
1,034	Wendel SE (France)	99
		1,437
FOOD PRODUCTS—0.1%
78,000	CCK Consolidated Holdings Bhd. (Malaysia)	26
1,500,000	China Starch Holdings Ltd. (China)	35
797	Industrial Milk Co. (Ukraine)*	2
58,700	Kawan Food Bhd. (Malaysia)	22
561	Maeil Holdings Co. Ltd. (South Korea)	3
900	S&B Foods, Inc. (Japan)	28
177	Sajodaerim Corp. (South Korea)	9
98,600	Sarawak Plantation Bhd. (Malaysia)	47
1,000	Warabeya Nichiyo Holdings Co. Ltd. (Japan)	17
		189
GAS UTILITIES—0.1%
4,400	Hiroshima Gas Co. Ltd. (Japan)	12

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—Continued
5,400	Osaka Gas Co. Ltd. (Japan)	$122
3,880	Rubis SCA (France)	122
		256
GROUND TRANSPORTATION—0.1%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)	22
220	Jungfraubahn Holding AG (Switzerland)	50
1,000	Maruzen Showa Unyu Co. Ltd. (Japan)	36
3,400	Mullen Group Ltd. (Canada)	37
		145
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
10,672	Cochlear Ltd. (Australia)	2,411
5,440	Demant AS (Denmark)*	209
2,200	Fukuda Denshi Co. Ltd. (Japan)	99
5,200	Japan Lifeline Co. Ltd. (Japan)	40
2,600	Mizuho Medy Co. Ltd. (Japan)	30
		2,789
HEALTH CARE PROVIDERS & SERVICES—0.2%
6,900	Alfresa Holdings Corp. (Japan)	108
19,831	Humana AB (Sweden)*	59
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	22
60,000	Ladprao General Hospital PCL NVDR (Thailand)[2]	8
6,322	Oriola OYJ (Finland)	7
830	Oriola OYJ Class B (Finland)	1
5,500	Suzuken Co. Ltd. (Japan)	200
9,200	Vital KSK Holdings, Inc. (Japan)	81
		486
HEALTH CARE TECHNOLOGY—0.5%
211	Ascom Holding AG (Switzerland)	1
11,010	Pro Medicus Ltd. (Australia)	1,039
		1,040
HOTELS, RESTAURANTS & LEISURE—2.2%
95,168	Aristocrat Leisure Ltd. (Australia)	3,389
4,523	Betsson AB Class B (Sweden)	54
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	24
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
32,104	La Francaise des Jeux SAEM (France)[1]	1,246
2,500	Yossix Holdings Co. Ltd. (Japan)	51
61,600	Zen Corp. Group PCL NVDR (Thailand)[2]	10
		4,774
HOUSEHOLD DURABLES—0.3%
5	Dom Development SA (Poland)	—
50,000	Formosa Prosonic Industries Bhd. (Malaysia)	33
3,800	JANOME Corp. (Japan)	18
1,457	Kaufman & Broad SA (France)	50
4,700	Nihon Trim Co. Ltd. (Japan)	108
3,833	SEB SA (France)	383
10,993	Toya SA (Poland)*	21
		613
INDUSTRIAL CONGLOMERATES—0.9%
91,400	Hitachi Ltd. (Japan)	1,975
INSURANCE—4.4%
10,172	Conduit Holdings Ltd. (Bermuda)	68
42,500	Dai-ichi Life Holdings, Inc. (Japan)	1,296
116,000	Japan Post Holdings Co. Ltd. (Japan)	1,228
31,800	Japan Post Insurance Co. Ltd. (Japan)	655
60,600	MS&AD Insurance Group Holdings, Inc. (Japan)	1,429
35,851	NN Group NV (Netherlands)	1,799
51,600	Sompo Holdings, Inc. (Japan)	1,177
7,534	Talanx AG (Germany)	572

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
31,400	Tokio Marine Holdings, Inc. (Japan)	$1,232
19,341	Unipol Gruppo SpA (Italy)	208
		9,664
INTERACTIVE MEDIA & SERVICES—0.3%
2,833	JOYY, Inc. ADR (China)[2]	94
86,200	Kuaishou Technology (China)*,1	483
17,425	Yalla Group Ltd. ADR (United Arab Emirates)*,2	75
		652
IT SERVICES—3.6%
1,100	Argo Graphics, Inc. (Japan)	38
5,200	BIPROGY, Inc. (Japan)	170
1,400	Business Brain Showa-Ota, Inc. (Japan)	20
640	ComArch SA (Poland)	52
4,200	Core Corp. (Japan)	59
121,000	Fujitsu Ltd. (Japan)	2,197
7,700	Future Corp. (Japan)	88
1,500	GMO GlobalSign Holdings KK (Japan)	31
2,600	ID Holdings Corp. (Japan)	24
5,100	LAC Co. Ltd. (Japan)	30
20,300	NEC Corp. (Japan)	1,757
1,500	Oro Co. Ltd. (Japan)	26
25,200	Otsuka Corp. (Japan)	559
3,300	TechMatrix Corp. (Japan)	46
24,900	TIS, Inc. (Japan)	533
4,200	Ubicom Holdings, Inc. (Japan)	37
14,154	Wix.com Ltd. (Israel)*	2,207
700	Zuken, Inc. (Japan)	17
		7,891
LEISURE PRODUCTS—0.0%
7,500	Sankyo Co. Ltd. (Japan)	83
MACHINERY—5.0%
85,495	Atlas Copco AB Class A (Sweden)	1,521
2,384	Concentric AB (United Kingdom)	37
7,300	Daihatsu Diesel Manufacturing Co. Ltd. (Japan)	86
13,379	Deutz AG (Germany)	77
5,396	Duerr AG (Germany)	119
54	Exail Technologies SA (France)*	1
268	Exel Industries SA Class A (France)	15
27,200	Frencken Group Ltd. (Malaysia)	27
5,700	Glory Ltd. (Japan)	103
13,647	Knorr-Bremse AG (Germany)	1,097
3,700	Maezawa Industries, Inc. (Japan)	35
4,900	Mitsuboshi Belting Ltd. (Japan)	144
3,200	Morita Holdings Corp. (Japan)	41
8,800	Nippon Thompson Co. Ltd. (Japan)	35
2,200	Nitto Kohki Co. Ltd. (Japan)	34
371	Palfinger AG (Austria)	9
247	Rational AG (Germany)	216
2,500	Rheon Automatic Machinery Co. Ltd. (Japan)	26
600	Rix Corp. (Japan)	12
9,840	Schindler Holding AG (Switzerland)	2,634
26,291	SKF AB Class B (Sweden)	489
4,700	Sodick Co. Ltd. (Japan)	24
22,000	Techtronic Industries Co. Ltd. (Hong Kong)	282
100,039	Volvo AB Class B (Sweden)	2,553
55,108	Wartsila OYJ Abp (Finland)	1,139
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	105
		10,861
MARINE TRANSPORTATION—1.4%
1,104	AP Moller - Maersk AS Class B (Denmark)	1,826
17,573	Costamare, Inc. (Monaco)	261
668	Danaos Corp. (Greece)	58

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MARINE TRANSPORTATION—Continued
2,161	Global Ship Lease, Inc. Class A (United Kingdom)	$57
40,373	Hoegh Autoliners ASA (Norway)	441
1,228,800	Marco Polo Marine Ltd. (Singapore)	54
341,700	Samudera Shipping Line Ltd. (Singapore)	211
1,029	Stolt-Nielsen Ltd. (Norway)	40
		2,948
MEDIA—0.7%
1,200	AlphaPolis Co. Ltd. (Japan)*	17
4,842	Bloomsbury Publishing PLC (United Kingdom)	46
5,458	Criteo SA ADR (France)*,2	243
1,900	FAN Communications, Inc. (Japan)	5
588	NZME Ltd. (New Zealand)	—
158,443	Pico Far East Holdings Ltd. (Hong Kong)	35
100	Proto Corp. (Japan)	1
33,805	PRT Co. Ltd. (Australia)*	— [x]
10,257	Publicis Groupe SA (France)*	1,071
16,315	SKY Network Television Ltd. (New Zealand)	25
10,900	SKY Perfect JSAT Holdings, Inc. (Japan)	64
		1,507
METALS & MINING—1.1%
114,707	BlueScope Steel Ltd. (Australia)	1,666
14,493	Boryszew SA (Poland)	20
11,720	Centerra Gold, Inc. (Canada)	78
48,985	Northern Star Resources Ltd. (Australia)	455
35,973	Perenti Ltd. (Australia)	25
2,600	Tokyo Tekko Co. Ltd. (Japan)	88
2,200	Topy Industries Ltd. (Japan)	34
5,500	Tree Island Steel Ltd. (Canada)	11
		2,377
MULTI-UTILITIES—2.0%
1,438,687	Centrica PLC (United Kingdom)	2,453
89,349	Engie SA (France)	1,404
12,912	Veolia Environnement SA (France)	406
		4,263
OIL, GAS & CONSUMABLE FUELS—4.0%
6,587	Ampol Ltd. (Australia)	144
379,200	Baramulti Suksessarana Tbk. PT (Indonesia)	98
49,051	Channel Infrastructure NZ Ltd. (New Zealand)	43
75,100	China Aviation Oil Singapore Corp. Ltd. (Singapore)	50
3,200	Cosmo Energy Holdings Co. Ltd. (Japan)	172
123,400	ENEOS Holdings, Inc. (Japan)	647
36,640	Galp Energia SGPS SA (Portugal)	770
41,848	Hafnia Ltd. (Singapore)	332
20,796	HELLENiQ ENERGY Holdings SA (Greece)	167
507,155	Horizon Oil Ltd. (Australia)	63
147,200	Idemitsu Kosan Co. Ltd. (Japan)	969
45,000	Inpex Corp. (Japan)	695
76,400	Lanna Resources PCL NVDR (Thailand)[2]	30
3,518	Lubelski Wegiel Bogdanka SA (Poland)	22
2,482	OMV AG (Austria)	104
700	Paramount Resources Ltd. Class A (Canada)	15
1,502,000	PetroChina Co. Ltd. Class H (China)	1,304
75,091	Petroleo Brasileiro SA ADR (Brazil)[2]	1,072
577,000	Petron Corp. (Philippines)	26
224,100	PTT Exploration & Production PCL NVDR (Thailand)[2]	921
897,694	Resource Alam Indonesia Tbk. PT (Indonesia)	30
3,014	TORM PLC Class A (United Kingdom)	117
146,800	Ultrapar Participacoes SA (Brazil)	576
83,223	Whitehaven Coal Ltd. (Australia)	420
		8,787
PAPER & FOREST PRODUCTS—0.0%
1,311	Midway Ltd. (Australia)	1

COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—0.2%
158,008	International Consolidated Airlines Group SA (United Kingdom)*	$338
PERSONAL CARE PRODUCTS—0.0%
1,294	Shanghai Chicmax Cosmetic Co. Ltd. (China)	6
PHARMACEUTICALS—8.9%
13,719	AstraZeneca PLC ADR (United Kingdom)[2]	1,086
23,391	GSK PLC ADR (United States)[2]	907
21,427	Hikma Pharmaceuticals PLC (Jordan)	524
726	Ipsen SA (France)	82
31,700	Nippon Shinyaku Co. Ltd. (Japan)	725
57,187	Novo Nordisk AS Class B (Denmark)	7,577
79	Orion OYJ Class A (Finland)	4
8,492	Richter Gedeon Nyrt (Hungary)	242
24,115	Roche Holding AG (United States)	7,807
30,600	Santen Pharmaceutical Co. Ltd. (Japan)	367
2,600	Sawai Group Holdings Co. Ltd. (Japan)	114
5,600	Seikagaku Corp. (Japan)	33
274	Vetoquinol SA (France)	30
		19,498
PROFESSIONAL SERVICES—5.6%
600	Abist Co. Ltd. (Japan)	13
4,142	Arcadis NV (Netherlands)	296
1,700	Career Design Center Co. Ltd. (Japan)	21
1,800	Creek & River Co. Ltd. (Japan)	18
5,300	en Japan, Inc. (Japan)	99
60,668	Experian PLC (United Kingdom)	2,862
4,400	JAC Recruitment Co. Ltd. (Japan)	21
2,600	Matching Service Japan Co. Ltd. (Japan)	19
2,400	MEITEC Group Holdings, Inc. (Japan)	54
989	Pagegroup PLC (United Kingdom)	6
32,700	Persol Holdings Co. Ltd. (Japan)	56
56,800	Recruit Holdings Co. Ltd. (Japan)	3,257
19,258	RELX PLC (United Kingdom)	909
5,300	SIGMAXYZ Holdings, Inc. (Japan)	52
2,400	SMS Co. Ltd. (Japan)	35
8,500	Space Co. Ltd. (Japan)	66
3,412	SThree PLC (United Kingdom)	18
25,975	Wolters Kluwer NV (Netherlands)	4,349
1,600	YAMADA Consulting Group Co. Ltd. (Japan)	23
		12,174
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
946	Almogim Holdings Ltd. (Israel)*	2
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	4 [x]
688,400	LBS Bina Group Bhd. (Malaysia)	107
1,077	Melcor Developments Ltd. (Canada)	9
12,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	2
		124
RETAIL REITS—0.3%
25,078	Klepierre SA (France)	718
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
2,788	ARM Holdings PLC ADR (United States)*,2	402
163,151	ASE Technology Holding Co. Ltd. ADR (Taiwan)[2]	1,635
597	ASM International NV (Netherlands)	411
1,589	ASML Holding NV New York Registry Shares (Netherlands)	1,488
1,378	ChipMOS Technologies, Inc. ADR (Taiwan)[2]	33
3,100	Megachips Corp. (Japan)	87
2,000	Micronics Japan Co. Ltd. (Japan)	79
8,300	Optorun Co. Ltd. (Japan)	108
15,600	SCREEN Holdings Co. Ltd. (Japan)	1,322
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[2]	1,282
7,000	Tokyo Electron Ltd. (Japan)	1,465

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	$103
		8,415
SOFTWARE—3.8%
1,300	Alpha Systems, Inc. (Japan)	26
18,679	Check Point Software Technologies Ltd. (Israel)*	3,427
1,479	CyberArk Software Ltd. (United States)*	379
1,100	Digital Arts, Inc. (Japan)	35
5,400	ISB Corp. (Japan)	58
764	Monday.com Ltd. (United States)*	176
2,853	Nemetschek SE (Germany)	273
3,383	Nice Ltd. ADR (Israel)*,2	612
600	NTT Data Intramart Corp. (Japan)	9
4,100	PCA Corp. (Japan)	56
123,543	Sage Group PLC (United Kingdom)	1,727
1,800	Soliton Systems KK (Japan)	14
22,600	Trend Micro, Inc. (Japan)	1,083
1,400	WingArc1st, Inc. (Japan)	26
4,119	Xero Ltd. (New Zealand)*	375
		8,276
SPECIALTY RETAIL—2.4%
441	Castro Model Ltd. (Israel)*	8
1,400	Fast Retailing Co. Ltd. (Japan)	386
4,300	Fuji Corp. (Japan)	60
74,708	Industria de Diseno Textil SA (Spain)	3,630
6,986	Naturhouse Health SAU (Spain)	13
10,200	PAL GROUP Holdings Co. Ltd. (Japan)	140
104,000	USS Co. Ltd. (Japan)	938
		5,175
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
41,600	Brother Industries Ltd. (Japan)	853
58,600	Konica Minolta, Inc. (Japan)	172
272,000	Lenovo Group Ltd. (China)	352
34,614	Logitech International SA (Switzerland)	3,118
5,100	MIMAKI ENGINEERING Co. Ltd. (Japan)	57
107,300	Ricoh Co. Ltd. (Japan)	999
7,400	Seiko Epson Corp. (Japan)	128
4,000	Toshiba TEC Corp. (Japan)	90
6,000	Wacom Co. Ltd. (Japan)	29
		5,798
TEXTILES, APPAREL & LUXURY GOODS—1.8%
6,763	adidas AG (Germany)	1,695
656	Bijou Brigitte AG (Germany)	25
12,252	Pandora AS (Denmark)	1,921
6,900	Seiko Group Corp. (Japan)	206
		3,847
TRADING COMPANIES & DISTRIBUTORS—0.6%
60,000	APAC Resources Ltd. (Hong Kong)	8
2,900	Gecoss Corp. (Japan)	19
5,800	Hanwa Co. Ltd. (Japan)	224

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
2,349	Jacquet Metals SACA (France)	$39
2,200	Kanaden Corp. (Japan)	24
2,200	Meiji Electric Industries Co. Ltd. (Japan)	23
1,600	Nanyo Corp. (Japan)	12
252,987	New Times Energy Corp. Ltd. (Hong Kong)*	2
900	Nice Corp. (Japan)	12
2,300	Parker Corp. (Japan)	13
34,095	Rexel SA (France)	866
1,700	Sugimoto & Co. Ltd. (Japan)	33
1,500	Tsubakimoto Kogyo Co. Ltd. (Japan)	21
		1,296
TRANSPORTATION INFRASTRUCTURE—0.0%
1,802	Ocean Wilsons Holdings Ltd. (Bermuda)	29
91,000	Qilu Expressway Co. Ltd. (China)	24
		53
WIRELESS TELECOMMUNICATION SERVICES—0.2%
480,189	Vodafone Group PLC (United Kingdom)	449
TOTAL COMMON STOCKS (Cost $174,315)		209,828

EXCHANGE-TRADED FUNDS—1.0%

(Cost $2,104)
CAPITAL MARKETS—1.0%
26,855	iShares MSCI EAFE ETF (United States)	2,158

PREFERRED STOCKS—1.1%

CHEMICALS—0.0%
1,829	FUCHS SE (Germany)	79
HOUSEHOLD DURABLES—0.0%
150	Einhell Germany AG (Germany)	29
HOUSEHOLD PRODUCTS—1.0%
24,633	Henkel AG & Co. KGaA (Germany)	2,107
MACHINERY—0.0%
173	KSB SE & Co. KGaA (Germany)	118
METALS & MINING—0.1%
77,500	Metalurgica Gerdau SA (Brazil)	146
TOTAL PREFERRED STOCKS (Cost $2,509)		2,479
TOTAL INVESTMENTS—98.4% (Cost $178,928)		214,465
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		3,415
TOTAL NET ASSETS—100%		$217,880

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$206	$—	$206
Europe	6,964	111,624	—	118,588
Latin America	1,648	—	—	1,648
Middle East/Central Asia	6,321	1,264	—	7,585
North America	5,297	10,029	—	15,326
Pacific Basin	4,918	61,553	4	66,475
Exchange-Traded Funds
North America	2,158	—	—	2,158
Preferred Stocks
Europe	—	2,333	—	2,333
Latin America	146	—	—	146
Total Investments in Securities	$27,452	$187,009	$4	$214,465
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the year ended July 31, 2024. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Common Stock	$33	$—	$(16)	$—	$(21)	$4	$4	$—	$4	$(23)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Danakali Ltd. (Australia)	$—	Market Approach	Estimated Recovery Value	AUD 0.00
Ever Reach Group Holdings Co. Ltd. (China)*	4	Market Approach	Last Traded Price	HKD 0.26
Jaya Bersama Indo Tbk. PT (Indonesia)	—	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (China)*	—	Market Approach	Last Traded Price	HKD 0.02
$4

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $3,377 or 2% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
AUD
Australian Dollar
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.6%
Shares		Value
AIR FREIGHT & LOGISTICS—1.4%
12,267	DSV AS (Denmark)	$2,250
BANKS—4.5%
49,749	Banco de Chile ADR (Chile)[1]	1,190
67,011	HDFC Bank Ltd. (India)	1,297
186,007	United Overseas Bank Ltd. (Singapore)	4,510
		6,997
BEVERAGES—3.3%
34,214	Anheuser-Busch InBev SA (Belgium)	2,031
13,206	Fomento Economico Mexicano SAB de CV ADR (Mexico)[1]	1,456
3,100	Kweichow Moutai Co. Ltd. Class A (China)	609
13,846	Remy Cointreau SA (France)	1,093
		5,189
BROADLINE RETAIL—3.3%
78,436	Alibaba Group Holding Ltd. (China)	772
1,954	MercadoLibre, Inc. (Brazil)*	3,261
30,938	Prosus NV (China)	1,079
		5,112
BUILDING PRODUCTS—1.4%
72,597	Assa Abloy AB Class B (Sweden)	2,211
CAPITAL MARKETS—2.6%
596,600	B3 SA - Brasil Bolsa Balcao (Brazil)	1,145
41,600	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,227
1,185	Partners Group Holding AG (Switzerland)	1,595
		3,967
CHEMICALS—2.3%
12,707	Air Liquide SA (France)	2,318
192,800	Nippon Paint Holdings Co. Ltd. (Japan)	1,231
		3,549
CONSUMER STAPLES DISTRIBUTION & RETAIL—4.3%
16,200	Cosmos Pharmaceutical Corp. (Japan)	1,457
91,974	Jeronimo Martins SGPS SA (Portugal)	1,607
384,487	Raia Drogasil SA (Brazil)	1,876
339,349	Wal-Mart de Mexico SAB de CV (Mexico)	1,129
218,900	Yifeng Pharmacy Chain Co. Ltd. Class A (China)	634
		6,703
ELECTRICAL EQUIPMENT—0.5%
33,200	Contemporary Amperex Technology Co. Ltd. Class A (China)	855
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
4,340	Keyence Corp. (Japan)	1,898
114,080	Murata Manufacturing Co. Ltd. (Japan)	2,538
		4,436
ENTERTAINMENT—0.7%
3,385	Spotify Technology SA (United States)*	1,164
FINANCIAL SERVICES—5.8%
1,402	Adyen NV (Netherlands)*,2	1,715
21,429	EXOR NV (Netherlands)	2,197
132,228	Investor AB Class B (Sweden)	3,754
153,090	Wise PLC Class A (United Kingdom)*	1,409
		9,075
GROUND TRANSPORTATION—1.2%
22,629	Canadian Pacific Kansas City Ltd. (Canada)	1,898
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
148,780	Olympus Corp. (Japan)	2,569

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
99,520	Sysmex Corp. (Japan)	$1,629
		4,198
HOTELS, RESTAURANTS & LEISURE—3.4%
43,435	Greggs PLC (United Kingdom)	1,749
23,699	MakeMyTrip Ltd. (India)*	2,218
293,486	Trainline PLC (United Kingdom)*,2	1,279
		5,246
HOUSEHOLD DURABLES—0.5%
88,700	Midea Group Co. Ltd. Class A (China)	782
HOUSEHOLD PRODUCTS—1.0%
46,100	Unicharm Corp. (Japan)	1,544
INSURANCE—1.1%
244,760	AIA Group Ltd. (Hong Kong)	1,637
INTERACTIVE MEDIA & SERVICES—5.8%
345,148	Auto Trader Group PLC (United Kingdom)[2]	3,615
341,600	LY Corp. (Japan)	855
317,180	Rightmove PLC (United Kingdom)	2,357
47,800	Tencent Holdings Ltd. (China)	2,206
		9,033
IT SERVICES—2.1%
36,550	Shopify, Inc. Class A (Canada)*	2,237
49,783	Softcat PLC (United Kingdom)	1,041
		3,278
LEISURE PRODUCTS—2.7%
18,159	Games Workshop Group PLC (United Kingdom)	2,409
9,980	Shimano, Inc. (Japan)	1,770
		4,179
LIFE SCIENCES TOOLS & SERVICES—3.1%
4,774	Lonza Group AG (Switzerland)	3,179
1,122	Mettler-Toledo International, Inc. (United States)*	1,707
		4,886
MACHINERY—7.9%
195,738	Atlas Copco AB Class A (Sweden)	3,484
105,695	Epiroc AB Class B (Sweden)	1,777
4,880	SMC Corp. (Japan)	2,374
197,300	Techtronic Industries Co. Ltd. (Hong Kong)	2,527
78,922	Weir Group PLC (United Kingdom)	2,060
		12,222
METALS & MINING—1.1%
60,709	BHP Group Ltd. (Australia)	1,686
OIL, GAS & CONSUMABLE FUELS—1.4%
29,255	Reliance Industries Ltd. GDR (India)[1,2]	2,106
PASSENGER AIRLINES—1.2%
18,072	Ryanair Holdings PLC ADR (Italy)[1]	1,831
PERSONAL CARE PRODUCTS—2.9%
67,520	Shiseido Co. Ltd. (Japan)	2,110
39,281	Unilever PLC (United Kingdom)	2,414
		4,524
PROFESSIONAL SERVICES—4.8%
435,600	Centre Testing International Group Co. Ltd. Class A (China)	695
65,600	Experian PLC (United Kingdom)	3,095
22,228	Intertek Group PLC (United Kingdom)	1,444

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
39,800	Recruit Holdings Co. Ltd. (Japan)	$2,282
		7,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.0%
5,420	ASML Holding NV (Netherlands)	5,047
73,000	Silergy Corp. (China)	1,009
8,848	SOITEC (France)*	1,141
55,260	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	9,162
11,100	Tokyo Electron Ltd. (Japan)	2,323
		18,682
SOFTWARE—1.8%
16,661	Nemetschek SE (Germany)	1,591
13,508	Topicus.com, Inc. (Netherlands)	1,190
		2,781
TEXTILES, APPAREL & LUXURY GOODS—4.0%
53,500	Burberry Group PLC (United Kingdom)	536
19,275	Cie Financiere Richemont SA Class A (Switzerland)	2,940
289,900	Li Ning Co. Ltd. (China)	540
3,074	LVMH Moet Hennessy Louis Vuitton SE (France)	2,168
		6,184

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.9%
27,443	Ashtead Group PLC (United Kingdom)	$1,980
53,236	Bunzl PLC (United Kingdom)	2,231
12,871	IMCD NV (Netherlands)	1,851
		6,062
TOTAL COMMON STOCKS (Cost $106,089)		151,783

PREFERRED STOCKS—1.1%

(Cost $588)
LIFE SCIENCES TOOLS & SERVICES—1.1%
5,798	Sartorius AG (Germany)	1,644
TOTAL INVESTMENTS—98.7% (Cost $106,677)		153,427
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		2,093
TOTAL NET ASSETS—100%		$155,520

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$3,020	$71,569	$—	$74,589
Latin America	10,056	—	—	10,056
Middle East/Central Asia	2,218	3,403	—	5,621
North America	7,006	—	—	7,006
Pacific Basin	9,162	45,349	—	54,511
Preferred Stocks
Europe	—	1,644	—	1,644
Total Investments in Securities	$31,462	$121,965	$—	$153,427
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $8,715 or 6% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.4%
Shares		Value
AIR FREIGHT & LOGISTICS—3.9%
54,593	NIPPON EXPRESS HOLDINGS, Inc. (Japan)	$2,701
131,277	Sankyu, Inc. (Japan)	4,484
12,433,217	Singapore Post Ltd. (Singapore)	4,099
		11,284
AUTOMOBILE COMPONENTS—1.1%
2,279,050	Johnson Electric Holdings Ltd. (Hong Kong)	3,151
BEVERAGES—1.3%
1,745,278	C&C Group PLC (Ireland)	3,584
BUILDING PRODUCTS—1.6%
713,686	Genuit Group PLC (United Kingdom)	4,690
CAPITAL MARKETS—1.9%
1,865,240	TP ICAP Group PLC (United Kingdom)	5,323
CHEMICALS—3.9%
102,215	Solvay SA (Belgium)	3,598
276,387	Tosoh Corp. (Japan)	3,760
269,480	Victrex PLC (United Kingdom)	3,813
		11,171
COMMERCIAL SERVICES & SUPPLIES—5.4%
265,225	ISS AS (Denmark)	4,848
170,564	Loomis AB (Sweden)	5,435
2,082,416	Serco Group PLC (United Kingdom)	5,117
		15,400
CONSTRUCTION & ENGINEERING—1.7%
341,723	Raito Kogyo Co. Ltd. (Japan)	4,958
CONSUMER FINANCE—1.5%
48,602	Cembra Money Bank AG (Switzerland)	4,244
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
351,753	Qol Holdings Co. Ltd. (Japan)	3,571
CONTAINERS & PACKAGING—5.6%
260,111	Fuji Seal International, Inc. (Japan)	4,158
95,645	Huhtamaki OYJ (Finland)	3,876
145,300	SIG Group AG (Switzerland)	3,051
423,637	Transcontinental, Inc. Class A (Canada)	5,002
		16,087
DISTRIBUTORS—3.5%
497,122	Inchcape PLC (United Kingdom)	5,407
152,500	PALTAC Corp. (Japan)	4,678
		10,085
ELECTRICAL EQUIPMENT—1.6%
131,146	Mersen SA (France)	4,546
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.4%
433,162	Anritsu Corp. (Japan)	3,718
2,663,770	Dustin Group AB (Sweden)*,1	2,867
61,183	Landis & Gyr Group AG (Switzerland)	5,542
354,903	Optex Group Co. Ltd. (Japan)	4,046
280,041	Topcon Corp. (Japan)	2,897
450,954	Venture Corp. Ltd. (Singapore)	5,105
		24,175
FINANCIAL SERVICES—1.2%
695,684	Spaxs SpA (Italy)	3,566
FOOD PRODUCTS—3.1%
131,021	Ariake Japan Co. Ltd. (Japan)	4,675
2,257,026	Aryzta AG (Switzerland)*	4,321

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
103,274	AustAsia Group Ltd. (China)*	$15
		9,011
GAS UTILITIES—1.7%
151,134	Rubis SCA (France)	4,733
GROUND TRANSPORTATION—1.7%
871,256	Zigup PLC (United Kingdom)	4,756
HEALTH CARE EQUIPMENT & SUPPLIES—6.5%
279,019	Ansell Ltd. (Australia)	4,996
1,076,464	Arjo AB Class B (Sweden)	4,172
94,007	Jeol Ltd. (Japan)	3,785
324,595	Nakanishi, Inc. (Japan)	5,607
		18,560
HEALTH CARE PROVIDERS & SERVICES—2.4%
244,151	Fagron (Belgium)	5,024
96,490	Sonic Healthcare Ltd. (Australia)	1,749
		6,773
HOTELS, RESTAURANTS & LEISURE—1.7%
296,207	Resorttrust, Inc. (Japan)	5,000
HOUSEHOLD DURABLES—1.6%
338,988	Fujitsu General Ltd. (Japan)	4,448
INSURANCE—5.3%
105,395	ASR Nederland NV (Netherlands)	5,295
290,856	Coface SA (France)	4,404
1,539,256	Direct Line Insurance Group PLC (United Kingdom)	3,734
666,078	Mapfre SA (Spain)	1,614
		15,047
IT SERVICES—1.8%
252,584	TietoEVRY OYJ (Finland)	5,122
LEISURE PRODUCTS—1.7%
207,589	Spin Master Corp. (Canada)[1]	4,753
MACHINERY—8.8%
138,913	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	5,259
531,544	Husqvarna AB Class B (Sweden)	3,590
345,877	METAWATER Co. Ltd. (Japan)	4,296
942,413	Morgan Advanced Materials PLC (United Kingdom)	4,129
210,340	Nabtesco Corp. (Japan)	4,164
204,763	Norma Group SE (Germany)	3,804
		25,242
MEDIA—2.6%
82,104	Criteo SA ADR (France)*,2	3,657
124,515	RTL Group SA (Luxembourg)	3,921
		7,578
METALS & MINING—0.6%
66,337	Aperam SA (Luxembourg)	1,803
PERSONAL CARE PRODUCTS—1.8%
539,399	Ontex Group NV (Belgium)*	5,069
PROFESSIONAL SERVICES—2.6%
2,495,561	Hays PLC (United Kingdom)	3,024
267,123	Tinexta SpA (Italy)	4,377
		7,401
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
3,761,735	ESR Group Ltd. (China)[1]	5,687

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
511,701	X-Fab Silicon Foundries SE (Belgium)*,1	$3,275
SOFTWARE—2.7%
330,405	Computer Engineering & Consulting Ltd. (Japan)	4,317
624,954	TomTom NV (Netherlands)*	3,429
		7,746
TEXTILES, APPAREL & LUXURY GOODS—2.1%
5,099,973	Coats Group PLC (United Kingdom)	5,876
TRADING COMPANIES & DISTRIBUTORS—1.8%
600,444	BOC Aviation Ltd. (China)[1]	5,269
TOTAL COMMON STOCKS (Cost $260,660)		278,984
TOTAL INVESTMENTS—97.4% (Cost $260,660)		278,984
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		7,361
TOTAL NET ASSETS—100%		$286,345

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$4,636	$159,260	$—	$163,896
North America	9,755	—	—	9,755
Pacific Basin	—	105,333	—	105,333
Total Investments in Securities	$14,391	$264,593	$—	$278,984
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2024, the aggregate value of these securities was $21,851 or 8% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—2.1%
140,000	General Dynamics Corp.	$41,819
AUTOMOBILE COMPONENTS—1.9%
1,905,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	37,548
BANKS—8.7%
337,000	Commerce Bancshares, Inc.	21,807
251,000	Cullen/Frost Bankers, Inc.	29,382
3,008,000	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	34,953
222,000	PNC Financial Services Group, Inc.	40,204
992,000	U.S. Bancorp	44,521
		170,867
BEVERAGES—3.8%
626,000	Coca-Cola Co.	41,779
131,000	Constellation Brands, Inc. Class A	32,116
		73,895
BIOTECHNOLOGY—2.7%
160,000	Amgen, Inc.	53,195
CAPITAL MARKETS—5.1%
142,000	Ameriprise Financial, Inc.	61,070
275,000	Blackstone, Inc.	39,091
		100,161
CHEMICALS—7.5%
1,022,000	Corteva, Inc.	57,334
194,000	Ecolab, Inc.	44,754
376,000	RPM International, Inc.	45,669
		147,757
CONSTRUCTION MATERIALS—3.0%
100,000	Martin Marietta Materials, Inc.	59,335
CONSUMER FINANCE—2.7%
350,000	Capital One Financial Corp.	52,990
ELECTRIC UTILITIES—1.8%
587,000	Xcel Energy, Inc.	34,210
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
88,000	Teledyne Technologies, Inc. *	37,124
GAS UTILITIES—2.3%
357,000	Atmos Energy Corp.	45,653
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
462,000	Alcon, Inc. (Switzerland)	43,428
343,000	Medtronic PLC	27,550
		70,978
HOUSEHOLD DURABLES—5.9%
404,000	Lennar Corp. Class A	71,480
7,126	Lennar Corp. Class B	1,175
476,000	Sony Group Corp. ADR (Japan)[1]	42,169
		114,824

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—1.9%
236,000	Procter & Gamble Co.	$37,939
INDUSTRIAL CONGLOMERATES—2.1%
198,000	Honeywell International, Inc.	40,541
INSURANCE—2.2%
548,000	American International Group, Inc.	43,418
LIFE SCIENCES TOOLS & SERVICES—2.5%
179,000	Danaher Corp.	49,597
MACHINERY—7.8%
254,936	Oshkosh Corp.	27,699
139,000	Parker-Hannifin Corp.	78,001
347,000	Xylem, Inc.	46,325
		152,025
OIL, GAS & CONSUMABLE FUELS—4.0%
1,447,000	Coterra Energy, Inc.	37,332
619,000	TotalEnergies SE ADR (France)[1]	41,956
		79,288
PHARMACEUTICALS—2.2%
382,000	Merck & Co., Inc.	43,216
RESIDENTIAL REITS—1.6%
456,000	Equity LifeStyle Properties, Inc.	31,318
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
580,000	Microchip Technology, Inc.	51,493
294,000	QUALCOMM, Inc.	53,199
		104,692
SOFTWARE—11.4%
111,000	Adobe, Inc. *	61,233
152,000	ANSYS, Inc. *	47,672
182,000	Autodesk, Inc. *	45,049
167,000	Microsoft Corp.	69,864
		223,818
SPECIALTY RETAIL—2.1%
170,000	Lowe’s Cos., Inc.	41,737
WATER UTILITIES—2.2%
299,500	American Water Works Co., Inc.	42,637
TOTAL COMMON STOCKS (Cost $1,139,553)		1,930,582
TOTAL INVESTMENTS—98.3% (Cost $1,139,553)		1,930,582
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		33,644
TOTAL NET ASSETS—100%		$1,964,226

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.9%
Shares		Value
AEROSPACE & DEFENSE—4.5%
7,983	General Dynamics Corp.	$2,385
32,300	Hexcel Corp.	2,139
17,542	Woodward, Inc.	2,736
		7,260
BANKS—1.4%
145,639	KeyCorp	2,349
BUILDING PRODUCTS—2.6%
54,673	Masco Corp.	4,256
CAPITAL MARKETS—8.4%
24,284	Houlihan Lokey, Inc.	3,649
24,317	Intercontinental Exchange, Inc.	3,685
26,934	Raymond James Financial, Inc.	3,124
36,426	Stifel Financial Corp.	3,230
		13,688
CHEMICALS—4.3%
19,521	Albemarle Corp.	1,829
24,217	Eastman Chemical Co.	2,502
32,971	Scotts Miracle-Gro Co.	2,591
		6,922
COMMERCIAL SERVICES & SUPPLIES—2.8%
23,580	Republic Services, Inc.	4,582
COMMUNICATIONS EQUIPMENT—0.5%
14,979	Lumentum Holdings, Inc. *	776
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
28,108	Sysco Corp.	2,155
CONTAINERS & PACKAGING—2.5%
11,471	Packaging Corp. of America	2,293
47,294	Sealed Air Corp.	1,799
		4,092
ELECTRICAL EQUIPMENT—1.6%
65,205	Sensata Technologies Holding PLC	2,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
18,146	Arrow Electronics, Inc. *	2,244
20,024	Keysight Technologies, Inc. *	2,795
		5,039
ENERGY EQUIPMENT & SERVICES—2.1%
50,715	ChampionX Corp.	1,738
39,881	Helmerich & Payne, Inc.	1,612
		3,350
FINANCIAL SERVICES—1.5%
23,412	Global Payments, Inc.	2,380
GROUND TRANSPORTATION—1.7%
77,046	CSX Corp.	2,704
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
53,063	Dentsply Sirona, Inc.	1,440
HEALTH CARE PROVIDERS & SERVICES—4.9%
12,242	Cencora, Inc.	2,912
34,380	Centene Corp. *	2,645
11,068	Labcorp Holdings, Inc.	2,384
		7,941

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.9%
20,527	Darden Restaurants, Inc.	$3,003
HOUSEHOLD DURABLES—2.7%
23,915	DR Horton, Inc.	4,303
INDUSTRIAL REITS—1.4%
77,616	Americold Realty Trust, Inc.	2,320
INSURANCE—6.7%
18,246	Progressive Corp.	3,907
18,615	Reinsurance Group of America, Inc.	4,196
12,142	RenaissanceRe Holdings Ltd. (Bermuda)	2,816
		10,919
IT SERVICES—1.8%
29,684	Akamai Technologies, Inc. *	2,917
LIFE SCIENCES TOOLS & SERVICES—6.6%
20,393	Agilent Technologies, Inc.	2,883
7,412	Bio-Rad Laboratories, Inc. Class A*	2,508
11,492	IQVIA Holdings, Inc. *	2,830
55,914	Qiagen NV *	2,488
		10,709
MACHINERY—5.2%
8,486	Cummins, Inc.	2,476
17,039	Dover Corp.	3,140
9,660	Snap-on, Inc.	2,773
		8,389
MULTI-UTILITIES—1.5%
28,544	WEC Energy Group, Inc.	2,457
OFFICE REITS—1.5%
35,152	BXP, Inc.	2,507
OIL, GAS & CONSUMABLE FUELS—2.3%
92,508	Coterra Energy, Inc.	2,387
33,173	Murphy Oil Corp.	1,372
		3,759
PROFESSIONAL SERVICES—1.6%
12,276	Broadridge Financial Solutions, Inc.	2,627
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
39,948	CBRE Group, Inc. Class A*	4,503
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.7%
11,907	Applied Materials, Inc.	2,527
31,932	Entegris, Inc.	3,777
25,525	Skyworks Solutions, Inc.	2,900
		9,204
SOFTWARE—3.4%
10,666	ANSYS, Inc. *	3,345
3,756	Synopsys, Inc. *	2,097
		5,442
SPECIALIZED REITS—1.3%
9,593	SBA Communications Corp.	2,106
SPECIALTY RETAIL—2.9%
23,009	TJX Cos., Inc.	2,601
5,970	Ulta Beauty, Inc. *	2,178
		4,779

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.5%
69,633	Air Lease Corp.	$3,455
16,301	GATX Corp.	2,274
		5,729
TOTAL COMMON STOCKS (Cost $130,862)		157,149
TOTAL INVESTMENTS—96.9% (Cost $130,862)		157,149
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		5,064
TOTAL NET ASSETS—100%		$162,213

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—1.7%
9,300	Huntington Ingalls Industries, Inc.	$2,604
38,400	Textron, Inc.	3,567
		6,171
AUTOMOBILE COMPONENTS—1.1%
36,000	BorgWarner, Inc.	1,271
68,900	Goodyear Tire & Rubber Co. *	806
13,700	Lear Corp.	1,672
7,200	Phinia, Inc.	322
		4,071
AUTOMOBILES—1.2%
34,600	General Motors Co.	1,534
78,300	Harley-Davidson, Inc.	2,936
		4,470
BANKS—3.9%
83,200	Citizens Financial Group, Inc.	3,550
63,400	Fifth Third Bancorp	2,684
152,800	First Horizon Corp.	2,556
68,100	KeyCorp	1,099
86,800	Regions Financial Corp.	1,942
45,500	Zions Bancorp NA	2,351
		14,182
BEVERAGES—0.9%
63,900	Molson Coors Beverage Co. Class B	3,377
BIOTECHNOLOGY—2.2%
78,000	Exelixis, Inc. *	1,829
44,400	Incyte Corp. *	2,889
64,900	Ironwood Pharmaceuticals, Inc. *	443
8,800	United Therapeutics Corp. *	2,757
		7,918
BROADLINE RETAIL—1.5%
63,800	eBay, Inc.	3,548
20,400	Kohl’s Corp.	442
82,300	Macy’s, Inc.	1,422
		5,412
BUILDING PRODUCTS—1.3%
13,700	Builders FirstSource, Inc. *	2,293
13,500	Owens Corning	2,516
		4,809
CAPITAL MARKETS—4.5%
7,600	Ameriprise Financial, Inc.	3,268
66,200	Bank of New York Mellon Corp.	4,308
79,000	Federated Hermes, Inc.	2,712
54,560	State Street Corp.	4,636
15,700	Stifel Financial Corp.	1,392
		16,316
CHEMICALS—2.5%
36,300	Chemours Co.	877
19,500	Eastman Chemical Co.	2,015
43,600	Koppers Holdings, Inc.	1,775
8,800	LyondellBasell Industries NV Class A	875
4,200	NewMarket Corp.	2,356
43,200	Orion SA (Germany)	1,064
		8,962
COMMERCIAL SERVICES & SUPPLIES—0.6%
18,200	Brink’s Co.	2,002

COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—2.6%
88,200	Ally Financial, Inc.	$3,970
6,700	Discover Financial Services	965
133,400	Navient Corp.	2,189
46,400	Synchrony Financial	2,356
		9,480
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
87,900	Kroger Co.	4,791
14,200	Sprouts Farmers Market, Inc. *	1,418
31,500	Walgreens Boots Alliance, Inc.	374
		6,583
CONTAINERS & PACKAGING—2.6%
45,800	Berry Global Group, Inc.	3,010
21,200	Greif, Inc. Class A	1,414
78,400	O-I Glass, Inc. *	1,047
36,900	Silgan Holdings, Inc.	1,898
38,100	Sonoco Products Co.	2,054
		9,423
DIVERSIFIED CONSUMER SERVICES—1.0%
23,500	Adtalem Global Education, Inc. *	1,843
29,400	H&R Block, Inc.	1,703
		3,546
DIVERSIFIED REITS—0.5%
62,318	American Assets Trust, Inc.	1,653
ELECTRIC UTILITIES—1.2%
60,400	NRG Energy, Inc.	4,540
ELECTRICAL EQUIPMENT—0.7%
20,200	Atkore, Inc.	2,727
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
23,300	Arrow Electronics, Inc. *	2,882
24,200	Avnet, Inc.	1,301
24,100	Jabil, Inc.	2,715
31,200	Sanmina Corp. *	2,350
19,300	TD SYNNEX Corp.	2,300
13,200	Vishay Intertechnology, Inc.	321
		11,869
ENERGY EQUIPMENT & SERVICES—0.8%
80,100	Halliburton Co.	2,778
FINANCIAL SERVICES—2.8%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,586
105,300	MGIC Investment Corp.	2,615
77,000	Radian Group, Inc.	2,857
169,700	Western Union Co.	2,018
		10,076
FOOD PRODUCTS—4.4%
37,700	Archer-Daniels-Midland Co.	2,338
22,800	Bunge Global SA	2,399
46,700	Campbell Soup Co.	2,188
47,700	Conagra Brands, Inc.	1,446
34,200	General Mills, Inc.	2,296
23,800	Ingredion, Inc.	2,960
62,700	Kraft Heinz Co.	2,208
		15,835
GAS UTILITIES—1.4%
49,700	National Fuel Gas Co.	2,912

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—Continued
92,700	UGI Corp.	$2,297
		5,209
GROUND TRANSPORTATION—1.0%
26,268	Ryder System, Inc.	3,682
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
65,000	Baxter International, Inc.	2,328
HEALTH CARE PROVIDERS & SERVICES—4.5%
39,500	Cardinal Health, Inc.	3,983
41,100	Centene Corp. *	3,161
18,300	DaVita, Inc. *	2,500
3,000	McKesson Corp.	1,851
52,600	Patterson Cos., Inc.	1,328
92,500	Premier, Inc. Class A	1,941
8,200	Universal Health Services, Inc. Class B	1,753
		16,517
HEALTH CARE REITS—1.2%
64,600	Omega Healthcare Investors, Inc.	2,351
121,100	Sabra Health Care REIT, Inc.	1,966
		4,317
HOTEL & RESORT REITS—1.0%
121,000	Host Hotels & Resorts, Inc.	2,119
65,800	Park Hotels & Resorts, Inc.	991
102,411	Service Properties Trust	580
		3,690
HOTELS, RESTAURANTS & LEISURE—0.9%
77,800	Bloomin' Brands, Inc.	1,622
37,700	MGM Resorts International *	1,620
		3,242
HOUSEHOLD DURABLES—4.5%
35,000	Ethan Allen Interiors, Inc.	1,080
16,100	KB Home	1,386
11,400	Meritage Homes Corp.	2,313
41,100	PulteGroup, Inc.	5,425
34,500	Toll Brothers, Inc.	4,924
13,300	Whirlpool Corp.	1,356
		16,484
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.7%
32,700	Vistra Corp.	2,590
INDUSTRIAL REITS—0.4%
13,100	Innovative Industrial Properties, Inc.	1,609
INSURANCE—6.1%
35,200	Aflac, Inc.	3,357
6,300	American Financial Group, Inc.	825
45,280	American International Group, Inc.	3,588
19,652	Employers Holdings, Inc.	944
49,400	Hartford Financial Services Group, Inc.	5,479
25,800	Lincoln National Corp.	859
129,100	Old Republic International Corp.	4,469
20,900	Universal Insurance Holdings, Inc.	414
37,000	Unum Group	2,129
		22,064
IT SERVICES—0.4%
73,300	DXC Technology Co. *	1,491
LEISURE PRODUCTS—0.8%
19,500	Brunswick Corp.	1,588

COMMON STOCKS—Continued
Shares		Value
LEISURE PRODUCTS—Continued
64,100	Mattel, Inc. *	$1,237
		2,825
MACHINERY—7.7%
32,700	AGCO Corp.	3,088
41,900	Allison Transmission Holdings, Inc.	3,712
317,300	CNH Industrial NV	3,379
13,500	Cummins, Inc.	3,939
93,400	Gates Industrial Corp. PLC *	1,736
44,500	Mueller Industries, Inc.	3,157
16,800	Oshkosh Corp.	1,825
22,600	PACCAR, Inc.	2,230
13,100	Snap-on, Inc.	3,760
118,000	Titan International, Inc. *	1,006
		27,832
MEDIA—1.9%
86,200	Fox Corp. Class A	3,279
13,100	Nexstar Media Group, Inc.	2,421
78,300	TEGNA, Inc.	1,247
		6,947
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
27,300	Annaly Capital Management, Inc.	544
OFFICE REITS—1.7%
99,400	Brandywine Realty Trust	501
87,800	Cousins Properties, Inc.	2,415
38,336	Franklin Street Properties Corp.	67
57,700	Highwoods Properties, Inc.	1,787
52,750	Office Properties Income Trust	131
138,248	Piedmont Office Realty Trust, Inc. Class A	1,196
		6,097
OIL, GAS & CONSUMABLE FUELS—4.9%
27,200	APA Corp.	848
5,700	Chord Energy Corp.	979
33,200	Devon Energy Corp.	1,561
132,800	DHT Holdings, Inc.	1,560
34,700	HF Sinclair Corp.	1,786
14,100	Marathon Petroleum Corp.	2,496
34,500	Matador Resources Co.	2,121
19,500	Phillips 66	2,837
25,900	Scorpio Tankers, Inc. (Monaco)	1,986
10,700	Valero Energy Corp.	1,731
3,636	Vitesse Energy, Inc.	94
		17,999
PAPER & FOREST PRODUCTS—0.4%
20,900	Sylvamo Corp.	1,541
PASSENGER AIRLINES—1.1%
23,300	Alaska Air Group, Inc. *	874
43,300	Delta Air Lines, Inc.	1,863
31,500	United Airlines Holdings, Inc. *	1,431
		4,168
PERSONAL CARE PRODUCTS—0.2%
57,900	Herbalife Ltd. *	711
PHARMACEUTICALS—2.3%
40,400	Harmony Biosciences Holdings, Inc. *	1,368
26,800	Jazz Pharmaceuticals PLC *	2,955
99,119	Organon & Co.	2,167
142,800	Viatris, Inc.	1,722
		8,212

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—1.5%
26,400	CSG Systems International, Inc.	$1,237
27,500	ManpowerGroup, Inc.	2,106
28,900	SS&C Technologies Holdings, Inc.	2,108
		5,451
RETAIL REITS—1.4%
121,600	Brixmor Property Group, Inc.	3,097
51,000	Kite Realty Group Trust	1,258
23,800	Tanger, Inc.	688
		5,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
78,700	Amkor Technology, Inc.	2,570
18,300	Cirrus Logic, Inc. *	2,388
45,900	Photronics, Inc. *	1,166
		6,124
SOFTWARE—1.4%
71,900	Dropbox, Inc. Class A*	1,720
62,300	Gen Digital, Inc.	1,619
27,000	Zoom Video Communications, Inc. Class A*	1,631
		4,970
SPECIALTY RETAIL—2.9%
7,200	AutoNation, Inc. *	1,373
16,400	Best Buy Co., Inc.	1,419

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
7,900	Dick’s Sporting Goods, Inc.	$1,709
6,800	Group 1 Automotive, Inc.	2,487
36,200	ODP Corp. *	1,530
11,200	Penske Automotive Group, Inc.	1,950
		10,468
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.7%
147,900	HP, Inc.	5,338
93,900	Xerox Holdings Corp.	1,011
		6,349
TEXTILES, APPAREL & LUXURY GOODS—0.6%
16,000	Capri Holdings Ltd. *	536
28,100	G-III Apparel Group Ltd. *	775
8,500	PVH Corp.	867
		2,178
TOTAL COMMON STOCKS (Cost $286,150)		356,882
TOTAL INVESTMENTS—98.1% (Cost $286,150)		356,882
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		6,791
TOTAL NET ASSETS—100%		$363,673

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.0%
Shares		Value
AEROSPACE & DEFENSE—2.0%
166,487	Moog, Inc. Class A	$32,648
BANKS—0.7%
106,150	Wintrust Financial Corp.	11,486
BIOTECHNOLOGY—14.6%
1,418,270	89bio, Inc. *	12,991
618,097	Alkermes PLC *	16,887
488,400	Ascendis Pharma AS ADR (Denmark)*,1	65,201
714,330	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	17,365
284,010	Cytokinetics, Inc. *	16,760
519,789	MoonLake Immunotherapeutics *	21,649
970,845	Rocket Pharmaceuticals, Inc. *	23,495
170,500	Soleno Therapeutics, Inc. *	8,223
458,311	Vaxcyte, Inc. *	36,156
216,840	Viking Therapeutics, Inc. *	12,360
314,629	Xenon Pharmaceuticals, Inc. (Canada)*	13,570
		244,657
CHEMICALS—3.8%
685,520	Avient Corp.	31,013
910,410	Axalta Coating Systems Ltd. *	32,456
		63,469
COMMERCIAL SERVICES & SUPPLIES—2.7%
428,490	Casella Waste Systems, Inc. Class A*	44,374
COMMUNICATIONS EQUIPMENT—2.4%
245,750	Ciena Corp. *	12,961
133,833	F5, Inc. *	27,254
		40,215
CONSTRUCTION & ENGINEERING—5.3%
142,920	Comfort Systems USA, Inc.	47,509
388,710	Fluor Corp. *	18,697
528,999	WillScot Holdings Corp. *	21,689
		87,895
ELECTRICAL EQUIPMENT—4.7%
480,360	NEXTracker, Inc. Class A*	23,605
151,475	Regal Rexnord Corp.	24,339
800,170	Sensata Technologies Holding PLC	31,199
		79,143
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.7%
242,520	Celestica, Inc. (Canada)*	12,718
67,910	Fabrinet (Thailand)*	14,978
151,460	Insight Enterprises, Inc. *	34,003
		61,699
ENERGY EQUIPMENT & SERVICES—2.0%
511,230	ChampionX Corp.	17,515
703,910	Expro Group Holdings NV *	16,345
		33,860
FINANCIAL SERVICES—4.2%
1,102,088	Flywire Corp. *	20,179
1,600,776	Marqeta, Inc. Class A*	8,628
421,480	Shift4 Payments, Inc. Class A*	28,994
65,041	WEX, Inc. *	11,932
		69,733
GROUND TRANSPORTATION—1.2%
48,528	Saia, Inc. *	20,277

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—5.4%
367,400	Haemonetics Corp. *	$33,084
237,963	iRhythm Technologies, Inc. *	20,524
241,152	Lantheus Holdings, Inc. *	25,280
191,640	PROCEPT BioRobotics Corp. *	12,135
		91,023
HEALTH CARE PROVIDERS & SERVICES—2.4%
1,353,157	Option Care Health, Inc. *	40,175
HOTELS, RESTAURANTS & LEISURE—3.7%
208,672	Churchill Downs, Inc.	29,957
89,350	Texas Roadhouse, Inc.	15,602
45,050	Wingstop, Inc.	16,843
		62,402
HOUSEHOLD DURABLES—4.2%
199,719	M/I Homes, Inc. *	33,319
178,187	Meritage Homes Corp.	36,149
		69,468
INDUSTRIAL REITS—1.6%
637,550	STAG Industrial, Inc.	26,018
INSURANCE—5.9%
336,603	Baldwin Insurance Group, Inc. *	14,723
309,932	Kemper Corp.	19,854
30,814	Kinsale Capital Group, Inc.	14,084
751,160	Oscar Health, Inc. Class A*	13,281
138,851	Palomar Holdings, Inc. *	12,776
95,771	Primerica, Inc.	24,112
		98,830
LIFE SCIENCES TOOLS & SERVICES—1.0%
49,129	Bio-Rad Laboratories, Inc. Class A*	16,623
MACHINERY—2.6%
301,904	ITT, Inc.	42,707
OIL, GAS & CONSUMABLE FUELS—1.7%
645,340	Northern Oil & Gas, Inc.	27,872
PERSONAL CARE PRODUCTS—1.9%
93,390	elf Beauty, Inc. *	16,117
390,878	Oddity Tech Ltd. Class A (Israel)*	15,809
		31,926
PHARMACEUTICALS—2.3%
1,246,032	Innoviva, Inc. *	23,475
195,050	Intra-Cellular Therapies, Inc. *	15,355
		38,830
PROFESSIONAL SERVICES—1.2%
327,458	WNS Holdings Ltd. (India)*	19,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
291,813	Credo Technology Group Holding Ltd. *	8,098
261,446	Ichor Holdings Ltd. *	8,889
82,163	Nova Ltd. (Israel)*	16,964
255,230	Rambus, Inc. *	13,129
		47,080
SOFTWARE—8.3%
1,907,191	CCC Intelligent Solutions Holdings, Inc. *	19,568
453,900	Dynatrace, Inc. *	19,935
1,192,870	Lightspeed Commerce, Inc. (Canada)*	15,973
274,820	Onestream, Inc. *	7,654
689,419	Samsara, Inc. Class A*	26,391

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
623,020	Smartsheet, Inc. Class A*	$29,880
416,300	Tenable Holdings, Inc. *	19,116
		138,517
SPECIALTY RETAIL—1.1%
977,325	Revolve Group, Inc. *	18,911
TRADING COMPANIES & DISTRIBUTORS—2.6%
46,050	Applied Industrial Technologies, Inc.	10,048
306,568	FTAI Aviation Ltd.	34,167
		44,215
TOTAL COMMON STOCKS (Cost $1,340,723)		1,603,563
TOTAL INVESTMENTS—96.0% (Cost $1,340,723)		1,603,563
CASH AND OTHER ASSETS, LESS LIABILITIES—4.0%		66,244
TOTAL NET ASSETS—100%		$1,669,807

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2024 (000s)	Unrealized Gain/(Loss) as of 07/31/2024 (000s)
Common Stock	$6,370	$203	$(11,573)	$—	$2,258	$2,742	$—	$—	$—	$—

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—6.2%
677,582	AAR Corp. *	$43,772
788,651	Hexcel Corp.	52,216
334,884	Moog, Inc. Class A	65,671
		161,659
BANKS—12.8%
819,907	Enterprise Financial Services Corp.	43,348
1,124,093	First Merchants Corp.	45,357
809,861	Heartland Financial USA, Inc.	44,154
603,907	SouthState Corp.	59,769
1,444,465	Trustmark Corp.	50,166
1,163,721	United Bankshares, Inc.	45,304
1,535,442	United Community Banks, Inc.	47,522
		335,620
CAPITAL MARKETS—5.1%
593,302	Houlihan Lokey, Inc.	89,143
500,651	Stifel Financial Corp.	44,393
		133,536
CHEMICALS—4.4%
579,907	Cabot Corp.	58,159
739,535	Scotts Miracle-Gro Co.	58,127
		116,286
COMMERCIAL SERVICES & SUPPLIES—2.8%
710,512	Casella Waste Systems, Inc. Class A*	73,581
CONSUMER FINANCE—1.8%
426,419	FirstCash Holdings, Inc.	47,588
ELECTRICAL EQUIPMENT—1.8%
429,210	EnerSys	47,183
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.6%
426,419	Advanced Energy Industries, Inc.	49,623
727,256	CTS Corp.	35,548
165,210	Littelfuse, Inc.	44,129
331,535	Plexus Corp. *	42,493
		171,793
ENERGY EQUIPMENT & SERVICES—8.1%
1,494,697	Archrock, Inc.	30,985
1,542,697	Core Laboratories, Inc.	37,781
1,996,465	Expro Group Holdings NV *	46,358
987,907	Helmerich & Payne, Inc.	39,931
1,891,534	Oceaneering International, Inc. *	56,784
		211,839
FOOD PRODUCTS—1.7%
1,138,046	Darling Ingredients, Inc. *	45,215
GAS UTILITIES—1.6%
586,605	ONE Gas, Inc.	40,845
GROUND TRANSPORTATION—1.5%
289,675	Ryder System, Inc.	40,601
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
457,675	CONMED Corp.	31,598
507,907	Integer Holdings Corp. *	60,319
		91,917
HOTEL & RESORT REITS—0.6%
1,188,837	Pebblebrook Hotel Trust	16,275

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—4.0%
1,179,907	Cheesecake Factory, Inc.	$45,887
373,954	Cracker Barrel Old Country Store, Inc.	17,138
12,508,459	Sabre Corp. *	42,904
		105,929
HOUSEHOLD DURABLES—2.7%
284,093	Helen of Troy Ltd. *	16,793
268,465	Meritage Homes Corp.	54,463
		71,256
INDUSTRIAL REITS—1.8%
1,139,163	STAG Industrial, Inc.	46,489
INSURANCE—3.7%
526,326	Horace Mann Educators Corp.	18,195
311,442	Reinsurance Group of America, Inc.	70,208
442,605	United Fire Group, Inc.	9,919
		98,322
MACHINERY—10.2%
443,721	Albany International Corp. Class A	41,523
1,249,116	Flowserve Corp.	63,143
576,558	Franklin Electric Co., Inc.	61,472
450,419	SPX Technologies, Inc. *	66,455
389,024	Timken Co.	33,826
		266,419
OFFICE REITS—0.9%
813,767	COPT Defense Properties	23,575
PROFESSIONAL SERVICES—4.1%
863,442	Parsons Corp. *	78,893
282,977	TriNet Group, Inc.	29,500
		108,393
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.8%
1,018,605	Amkor Technology, Inc.	33,268
509,582	Diodes, Inc. *	39,849
246,698	Entegris, Inc.	29,182
1,429,953	FormFactor, Inc. *	76,588
		178,887
SOFTWARE—1.6%
1,466,232	Box, Inc. Class A*	41,231
SPECIALIZED REITS—1.3%
1,212,837	Four Corners Property Trust, Inc.	32,916
TEXTILES, APPAREL & LUXURY GOODS—0.8%
1,400,930	Wolverine World Wide, Inc.	20,832
TRADING COMPANIES & DISTRIBUTORS—1.9%
362,233	GATX Corp.	50,532
TOTAL COMMON STOCKS (Cost $1,621,159)		2,578,719
TOTAL INVESTMENTS—98.3% (Cost $1,621,159)		2,578,719
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		44,713
TOTAL NET ASSETS—100%		$2,623,432

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Funds
Notes to Portfolios of Investments—July 31, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

⬤

Harbor Funds
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤